Putnam
Asset
Allocation
Funds

ANNUAL REPORT
September 30, 1996

[LOGO: BOSTON * LONDON * TOKYO]



[GRAPHIC HORIZONTAL BAR CHARTS WITHIN PAGE LAYOUT OMITTED]

Targeted portfolio structure *
Large-cap growth stocks                    25%
Small-cap growth stocks                    15
Value stocks                               25
International equities                     15
Domestic fixed-income securities            5
International fixed-income securities       5
High-yield securities                       5
Cash and money market securities            5
* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

Targeted portfolio structure *
Large-cap growth stocks                    20%
Small-cap growth stocks                    10
Value stocks                               20
International equities                     15
Domestic fixed-income securities           10
International fixed-income securities      10
High-yield securities                      10
Cash and money market securities           10
* Conservative Portfolio is designed to seek income, while protecting the original value of the investment, for investors concerned about maintaining their purchasing power.

Targeted portfolio structure*
Large-cap growth stocks                    10%
Small-cap growth stocks                     5
Value stocks                               10
International equities                     10
Domestic fixed-income securities           35
International fixed-income securities      15
High-yield securities                      10
Cash and money market securities            5

* The targeted portfolio represents th eideal allocation of assets among the various investment categories assuming that all securities markets are displaying historical tendencies and that no extraordinary opportunities exist withing any category

Allocations in each portfolio will vary over time.



[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]
(copyright) Karsh, Ottawa

From the Chairman

Dear Shareholder:

Allocating assets across a variety of markets and types of securities makes sense for many investors. Most, however, lack the expertise and time to do the job themselves. Thus it is not surprising that Putnam Asset Allocation Funds have found an enthusiastic reception since their introduction in early 1994.

All three portfolios turned in positive performances during the fiscal year that ended September 30, 1996. The U.S. stock market soared to new heights and European stocks continued to benefit from high investor demand. On the fixed-income side, U.S. high-yield bonds were the strongest performers, while the international sector benefited from higher-yielding European bonds and currency hedges. The U.S. government sector remained subdued.

That, in a nutshell, describes the environment in which your funds' management team operated during fiscal 1996, searching the world for the securities it believed held the best potential for meeting each portfolio's objective. In the following report, the managers discuss the funds' performance and then offer their views on what lies ahead as the funds enter fiscal 1997.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

November 20, 1996


Report from the Fund Managers
Peter Carman
Gary N. Coburn
William J. Landes

Each of the Putnam Asset Allocation Funds turned in a solid performance for fiscal 1996. With stocks greatly outperforming bonds throughout the 12 months ended September 30, 1996, Putnam Asset Allocation: Growth Portfolio (class A) outpaced its siblings. All three portfolios are ranked among the universe of 68 comparable global flexible portfolio funds tracked by the industry research firm of Lipper Analytical Services. The Growth Portfolio class A shares earned a number one ranking in total return performance for the period. The Balanced Portfolio also fared well according to Lipper, with class A shares placing fifth. True to its greater emphasis on income generation and protection of principal, the Conservative Portfolio's class A shares earned total returns that placed the portfolio squarely in the middle of the pack -- 34 out of the 68 comparable funds. Lipper rankings vary over time and do not include the effects of sales charges. Results for other share classes will differ. Past performance is not indicative of future results.

* U.S. STOCKS OUTPERFORM BONDS BY WIDER-THAN-USUAL MARGIN IN DOMESTIC
MARKET

Fiscal 1996 was characterized by continued economic growth and low inflation in the United States. Strong corporate earnings kept investors focused on the stock market and propelled market indexes to record highs. The U.S. bond market, on the other hand, was generally weak through the year, reflecting investors' concerns over anticipated interest-rate changes that had not -- as of the funds' fiscal year's end -- come to pass. These factors combined to create an even wider performance differential than usual between the two markets, a trend that favored the portfolio allocations Putnam Management had in place.

Stocks. The overall strength of corporate America, exemplified by high returns on equity and disciplined cost containment, kept the domestic equity market on an unprecedented positive track throughout the fiscal year. However, U.S. stocks did experience a sudden downturn in July. This correction, spurred by a drop in the price of technology stocks, was reversed in the last few months of the funds' fiscal year as consumer confidence was restored by positive economic indicators.

The U.S. stock market may well continue to set growth records into the beginning of fiscal 1997. Nevertheless, Putnam Management remains on guard for a slowing of economic activity and a possible rise in inflation caused by increasing labor costs that may ultimately be passed on to consumers.

Bonds. As fiscal 1996 drew to a close, the U.S. fixed-income market appeared to be stabilizing. Bond yields have adjusted to reflect the underlying economic climate, narrowing the performance differential between domestic stocks and bonds to a more traditional level. Putnam Management expects this environment to continue over the near term.

Higher-yielding lower-rated corporate bonds outperformed Treasury securities in the closing six months of the fiscal year as they did in the first half. In a relatively stable fixed-income market in which total return performance relies more on coupon income than on price appreciation, this trend will likely continue over the next few months. The Treasury market could be poised for a rally later in 1997, however, if inflation moves higher and peaks as investors begin to detect the expected slowdown in economic growth.


[GRAPHIC OF WORM CHART OMITTED: WORLD FIXED-INCOME MARKETS]
Growth of $10,000 investment

Starting value                     (Insert ending total)
--------------                      -------------------
$10,000         U.S. high-yield bonds 1         $11,077
$10,000    U.S. government securities 2         $10,490
$10,000           International bonds 3         $10,403


(Plot points)

               U.S. high        U.S. gov.  International
Date/year    yield bonds      securities           bonds
---------   ------------      ----------   -------------
9/30/95          $10,000          10,000          10,000
10/31/95          10,111          10,130          10,032
11/30/95          10,159          10,282          10,120
12/31/95          10,288          10,426          10,208
1/31/96           10,483          10,495           9,981
2/29/96           10,539          10,313          10,010
3/31/96           10,510          10,241          10,035
4/30/96           10,567          10,184          10,014
5/31/96           10,653          10,163          10,019
6/30/96           10,676          10,299          10,075
7/31/96           10,772          10,328          10,353
8/31/96           10,889          10,310          10,423
9/30/96           11,077          10,490          10,403

Footnote reads:
Sources: 1 First Boston High Yield Bond Index; 2 Lehman Brothers Aggregate Bond Index; 3 Salomon Brothers Non-U.S. World Government Bond Index.
See page 12 for descriptions of the indexes. Past performance is not indicative of future results



* GLOBAL ECONOMIC CYCLES FAVORABLE TO INTERNATIONAL STOCKS AND BONDS

Economic cycles abroad have generally lagged that of the United States in what Putnam Management is referring to as "the desynchronization of the global economic cycle." While the U.S. economy accelerated sharply this year, many foreign economies continued to languish or had just begun to show signs of sustained growth. Putnam Asset Allocation Funds, with their flexible portfolio sleeves, are designed to benefit from such worldwide cyclical disparity.

Stocks. The stock markets of Continental Europe, led by Germany, performed well during the year and retain attractive equity valuations as the funds enter fiscal 1997. In addition to favorable cyclical positioning, Germany and other European leaders stand to benefit from secular changes that favor their industries' traditional emphasis on shareholder value.

The equity market of the United Kingdom is poised for growth in the next year, as the current U.K. economic climate bears important similarities to the U.S. economy of 12 months ago: interest rates have fallen sharply, and economic activity is rising in both the consumer and manufacturing sectors. Putnam Management believes these markets have room to rise without becoming overvalued.

Of the major overseas economies, Japan shows the weakest recovery. The government implemented policies last year that successfully stimulated the economy, but the effects did not last. Corporate profits and consumer consumption have declined, institutional investors are favoring the bond market over stocks, and the business confidence level has fallen. Putnam Management now remains cautious toward investments in Japanese equities and awaits the implementation of further stimulatory policies.

Bonds. As expected, economic desynchronization and lagging international economies helped foreign bonds outperform the U.S. fixed-income market during fiscal 1996. On the downside, as economic recoveries strengthen and continue overseas, international bonds are expected to become increasingly vulnerable to poor performance. An additional long-term consideration for investors in German and other European bonds is the currency risk enhanced by the push for a single currency within the European Monetary Union.


[GRAPHIC OF WORM CHART OMITTED:WORLD EQUITY MARKETS]
Growth of $10,000 Investment

Starting value                     (Insert ending total)
--------------                      -------------------
$10,000     Large-cap growth stocks 1           $12,032
$10,000     Small-cap growth stocks 2           $11,313
$10,000        International stocks 3           $10,861

(Plot points)
                 Large        Small  International
Date/Year   cap growth   cap growth         stocks
---------   ----------   ----------  -------------
9/30/95        $10,000      $10,000        $10,000
10/31/95         9,964        9,553          9,231
11/30/95        10,401        9,954         10,002
12/31/95        10,602       10,217         10,405
1/31/96         10,962       10,206         10,448
2/29/96         11,064       10,524         10,483
3/31/96         11,170       10,738         10,706
4/30/96         11,335       11,312         11,017
5/31/96         11,627       11,758         10,814
6/30/96         11,671       11,275         10,875
7/31/96         11,156       10,290         10,557
8/31/96         11,391       10,888         10,580
9/30/96         12,032       11,313         10,861

Footnote reads:
Sources: 1 Standard & Poor's 500 Index; 2 Russell 2000 Index; 3 Morgan Stanley Capital International (MSCI) EAFE Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results



* STRATEGY AND OUTLOOK

Cyclical recovery and secular changes overseas, combined with expectations of an economic slowdown here at home, give international stocks the potential to outperform U.S. equities in fiscal 1997. While Putnam Management expects U.S. stocks to continue to top the returns of domestic bonds -- albeit at more traditional levels -- it also believes that U.S. bonds are likely to outperform their overseas counterparts. As always, within the context of each fund's investment objective and risk profile, the management team will position each of the portfolios to take advantage of these trends.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/96, there is no guarantee the funds will continue to hold these securities in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments. Higher-yielding lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds. Small-capitalization stocks may be more volatile than those of larger companies but offer greater growth potential.



Portfolio and performance summary

* GROWTH PORTFOLIO

TOTAL RETURN FOR PERIODS ENDED 9/30/96
(most recent calendar quarter)

Change in value during period plus reinvested distributions

                     Class A      Class B       Class C       Class M
Inception dates      (2/8/94)    (2/16/94)      (9/1/94)       (2/3/95)
                     NAV  POP     NAV  CDSC     NAV CDSC       NAV POP
------------------------------------------------------------------------
1 year          18.75% 11.96% 18.04% 13.04% 18.01% 17.01% 18.21% 14.11%
------------------------------------------------------------------------
Life of class   41.85  33.67  39.32  36.32  39.82  39.82  41.04  36.17
Annual average  14.16  11.62  13.49  12.55  17.48  17.48  23.02  20.44
------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/96

                Class A       Class B       Class C          Class M
Share value    NAV  POP       NAV            NAV           NAV  POP
------------------------------------------------------------------------
9/30/95     $10.06  $10.67    $ 9.97        $ 9.93      $10.01   $10.37
------------------------------------------------------------------------
9/30/96      11.41   12.11     11.29         11.24       11.32    11.73
------------------------------------------------------------------------

                                        Capital gains
                         Investment   Long-     Short-
Distributions     Number   income     term      term         Total
------------------------------------------------------------------------
Class A             1     $0.190      $0.113    $0.161      $0.464
------------------------------------------------------------------------
Class B             1      0.143       0.113     0.161       0.417
------------------------------------------------------------------------
Class C             1      0.143       0.113     0.161       0.417
------------------------------------------------------------------------
Class M             1      0.172       0.113     0.161       0.446
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results and the life of class data reflect an expense limitation in effect until 12/31/94. Without the limitation, the fund's total return for life of class would have been lower. For additional performance details, see page 12. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge; the maximum for class B shares is 5% and for class C shares, 1%. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Past performance is not indicative of future results.



* BALANCED PORTFOLIO

TOTAL RETURN FOR PERIODS ENDED 9/30/96
(most recent calendar quarter)
Change in value during period plus reinvested distributions

                  Class A    Class B       Class C        Class M)
Inception dates  (2/7/94)   (2/11/94)     (9/1/94)        (2/6/95)
                 NAV  POP   NAV  CDSC     NAV  CDSC       NAV  POP
------------------------------------------------------------------------
1 year         17.41% 10.66% 16.54 % 11.54% 16.47% 15.47% 17.05% 12.96%
------------------------------------------------------------------------
Life of class  37.35  29.43  34.71   31.71  36.14  36.14  37.48  32.71
Annual average 12.72  10.23  11.95   11.00  15.99  15.99  21.28  18.71
------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/96

                 Class A    Class B       Class C         Class M
Share value     NAV  POP    NAV           NAV            NAV   POP
------------------------------------------------------------------------
9/30/95        $9.67 $10.26 $ 9.64       $ 9.62         $9.66  $10.01
------------------------------------------------------------------------
9/30/96        10.71  11.36  10.67        10.64         10.71   11.10
------------------------------------------------------------------------

                                        Capital gains
                        Investment   Long-    Short-
Distributions     Number  income     term     term          Total
------------------------------------------------------------------------
Class A            4      $0.285     $0.111   $0.178       $0.574
-----------------------------------------------------------------------
Class B            4       0.214      0.111    0.178        0.503
------------------------------------------------------------------------
Class C            4       0.214      0.111    0.178        0.503
------------------------------------------------------------------------
Class M            4       0.244      0.111    0.178        0.533
------------------------------------------------------------------------

Performance data represent past results and the life of class data reflect an expense limitation in effect until 12/31/94. Without the limitation, the fund's total return for life of class would have been lower. For additional performance details, see page 12. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge; the maximum for class B shares is 5% and for class C shares, 1%. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Past performance is not indicative of future results.


Portfolio and performance summary

* CONSERVATIVE PORTFOLIO

TOTAL RETURN FOR PERIODS ENDED 9/30/96
(most recent calendar quarter)
Change in value during period plus reinvested distributions

                 Class A        Class B     Class C       Class M
Inception dates (2/7/94)       (2/18/94)   (9/1/94)      (2/7/95)
                NAV POP       NAV CDSC    NAV  CDSC     NAV  POP
----------------------------------------------------------------------
1 year          11.73% 5.31% 10.96% 5.96% 10.86% 9.86%  11.17% 7.31%
----------------------------------------------------------------------
Life of class   25.61 18.37  23.20 20.20  25.82 25.82   26.64 22.17
Annual average   8.99  6.57   8.29  7.28  11.68 11.68   15.39 12.90
------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/96

               Class A          Class B   Class C       Class M
Share value     NAV POP         NAV      NAV           NAV  POP
------------------------------------------------------------------------
9/30/95      $9.19 $ 9.75     $9.16    $9.15         $9.18  $ 9.51
------------------------------------------------------------------------
9/30/96       9.69  10.28      9.66     9.64          9.67   10.02
------------------------------------------------------------------------

                                        Capital gains
                         Investment     Long-    Short-
Distributions     Number  income        term     term       Total
------------------------------------------------------------------------
Class A            4       $0.360       $0.058   $0.122     $0.540
------------------------------------------------------------------------
Class B            4        0.292        0.058    0.122      0.472
------------------------------------------------------------------------
Class C            4        0.292        0.058    0.122      0.472
------------------------------------------------------------------------
Class M            4        0.321        0.058    0.122      0.501
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results and the life of class data reflect an expense limitation in effect until 9/30/95. Without the limitation, the fund's total return for life of class would have been lower. For additional performance details, see page 12. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge; the maximum for class B shares is 5% and for class C shares, 1%. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Past performance is not indicative of future results.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/96
(Cumulative total returns)

               Lehman Bros.  Standard    Russell       First Boston
                Aggregate    & Poor's    2000         High Yield
               Bond Index    500 Index   Index        Bond Index
------------------------------------------------------------------------
1 year             4.90%    20.32%       13.13%         10.77%
------------------------------------------------------------------------
Life of classe A1 14.18     52.95        35.40          22.96
Annual average     5.10     17.29        12.05           8.07
------------------------------------------------------------------------
Life of class B
(Growth and
Conservative)2    16.20     57.21        35.89          22.78
Annual average     5.98     19.11        12.58           8.26
------------------------------------------------------------------------
Life of class B
(Balanced)        14.18     52.95        35.40          22.96
Annual average     5.10     17.29        12.05           8.07
------------------------------------------------------------------------
Life of class C3  17.89     52.25        39.14          26.84
Annual average     8.22     22.35        17.18          12.09
------------------------------------------------------------------------
Life of class M4  16.89     52.15        44.06          25.07
Annual average     9.83     28.67        24.52          14.38
------------------------------------------------------------------------

1 For the period 1/31/94 through 9/30/96: inception date for Growth Portfolio class A is 2/8/94; for Balanced and Conservative portfolios, class A inception dates are 2/7/94.

2 For the period 1/31/94 through 9/30/96, the inception dates for class B shares are 2/16/94, 2/11/94, and 2/18/94.

3 For the period 8/31/94 through 9/30/96: Growth, Balanced, and
Conservative portfolios class C inception dates are 9/1/94.

4 For the period 1/31/95 through 9/30/96: Growth, Balanced, and
Conservative portfolios class M inception dates are 2/3/95, 2/6/95, and 2/7/95, respectively.

COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of U.S. stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.

[GRAPHIC OF WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]
Cumulative total return of a $10,000 investment



Starting value                          (Insert ending Total)
--------------                           -------------------
$9,425                          Growth Portfolio
             (class A shares at POP since 2/8/94)    $13,367
$9,425                        Balanced Portfolio
             (class A shares at POP since 2/7/94)    $12,943
$9,425                    Conservative Portfolio
             (class A shares at POP since 2/7/94)    $11,837
$10,000                     Consumer Price Index     $10,793

(plot points for 10-year total return mountain chart)

         Growth Portfolio   Balanced Port.  Conservative Port
Date/year  class A at POP  class A at POP      class A at POP      CPI
---------  --------------  --------------   -----------------  -------
2/7/94              9,425           9,425               9,425   10,000
09/30/94            9,346           9,285               9,191   10,219
09/30/95           11,257          11,024              10,594   10,479
09/30/96           13,367          12,943              11,837   10,793

Footnote reads:
Past performance is no assurance of future results. A $10,000 investment in the Growth Portfolio's, Balanced Portfolio's, and Conservative Portfolio's class B shares at inception on 2/16/94, 2/11/94, 2/18/94, respectively, would have been valued at $13,932, 13471, and 12,320, respectively, on 9/30/96 ($13,632 with a redemption at the end of the period for the Growth Portfolio, and $13,171 and $12,020, respectively, for the Balanced Portfolio and Conservative Portfolio, with a redemption at the end of the period).

A $10,000 investment in the Growth Portfolio's, Balanced Portfolio's, and Conservative Portfolio's class C shares at on 9/1/94 would have been valued at $13,982, $13,614, and $12,582, respectively, on 9/30/96 ($13,982 with a redemption at the end of the period for the Growth Portfolio, and $13,614 and $12,582, respectively, for the Balanced Portfolio and Conservative Portfolio, with a redemption at the end of the period).

A $10,000 investment in the Growth Portfolio's, Balanced Portfolio's, and Conservative Portfolio's class class M shares at inception on 2/3/95, 2/6/95, and 2/7/95, respectively, would have been valued at $13,617 , $13,271, and $12,217, respectively on 9/30/96 at public offering price.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

* HELP YOUR INVESTMENT GROW
Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

* SWITCH FUNDS EASILY
You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY QUICKLY
You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

* Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio, and Conservative Portfolio) constituting Putnam Asset Allocation Funds (the "trust") at September 30, 1996, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
November 15, 1996




Portfolio of investments owned
September 30, 1996

                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                76.4%                          62.8%                        34.2%
COMMON STOCKS*                                Shares           Value         Shares           Value       Shares           Value

Advertising                                                      0.3%                           0.2%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co. +                        7,900         327,850            600          24,900        1,100          45,650
Outdoor Systems, Inc. +                       17,550         824,850         18,000         846,000        2,650         124,550
Universal Outdoor Holdings, Inc. +            10,600         381,600         11,000         396,000        1,600          57,600
                                                         -----------                   ------------                 ------------
                                                           1,534,300                      1,266,900                      227,800

Aerospace and Defense                                            2.1%                           1.7%                         0.9%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                    32,800       3,098,703         40,000       3,779,951        6,000         566,968
General Motors Corp. Class H                  47,200       2,725,800         58,300       3,366,825        8,900         513,975
Northrop Grumman Corp.                        42,500       3,410,625         52,100       4,181,025        7,700         617,925
Textron, Inc.                                 16,900       1,436,500         20,200       1,717,000        3,100         263,500
                                                         -----------                   ------------                 ------------
                                                          10,671,628                     13,044,801                    1,962,368

Agriculture                                                      --%                            --%                          --%
---------------------------------------------------------------------------------------------------------------------------------
PSF Holdings LLC Class  A                      3,305          49,575         12,885         193,275        4,186          62,790

Automotive                                                       1.9%                           1.8%                         1.0%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv AB (Sweden)                               --              --         12,200         527,149           --              --
Bayerische Motoren Werke (BMW)
 AG (Germany)                                  1,600         916,459          2,600       1,489,246          600         343,672
Bridgestone Corp. (Japan)                     44,000         794,538         64,000       1,155,691       13,000         234,750
Custom Chrome, Inc. +                          8,750         160,781          8,725         160,322        1,175          21,591
Edaran Otomobil Nasional Berhad
(Malaysia) +                                  15,000         147,845         26,000         256,265           --              --
General Motors Corp.                          57,900       2,779,200         71,100       3,412,800       10,700         513,600
Magna International, Inc. Class A
(Canada)                                      62,400       3,010,800         75,700       3,652,525       13,000         627,250
Michelin Corp. Class B (France)               14,600         745,562         22,670       1,157,664        5,430         277,288
Mitsubishi Motors Corp. (Japan)               69,000         583,317         95,000         803,118       21,000         177,531
Peugeot Citroen S A (France)                   4,000         441,085          7,000         771,899        1,200         132,326
                                                         -----------                   ------------                 ------------
                                                           9,579,587                     13,386,679                    2,328,008

Basic Industrial Products                                        1.8%                           1.6%                         0.9%
---------------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                    79,400       1,945,300         98,300       2,408,350       15,300         374,850
Case Corp.                                    32,000       1,560,000         39,000       1,901,250        5,800         282,750
Chargeurs S.A. (France)                          690          25,541          1,010          37,386          220           8,143
Daikin Industries Ltd. (Japan)                30,000         293,774         36,000         352,529       12,000         117,510
Danieli & Co. (Italy)                         11,500          74,376             --              --           --              --
General Signal Corp.                          77,100       3,392,400         94,500       4,158,000       14,700         646,800
Mitsui Fudoscan Co. Ltd. (Japan)              66,000         574,558        108,000         940,185       21,000         182,814
Rieter Holding AG (Switzerland)                  916         251,199          1,800         493,622          316          86,658
Sandvik AB Class B, (Sweden)                  28,470         675,297         40,610         963,253        6,960         165,088
Sommer Allibert (France)                      14,000         371,705         20,000         531,008        3,000          79,651
Weir Group PLC (The) (United Kingdom)         90,000         350,829         72,626         283,103       20,430          79,638
                                                         -----------                   ------------                 ------------
                                                           9,514,979                     12,068,686                    2,023,902

Broadcasting                                                     0.8%                           0.5%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
American Radio Systems Corp. +                 8,000         298,000          8,000         298,000        1,400          52,150
BET Holding, Inc. Class A +                    9,300         267,375          9,300         267,375        1,400          40,250
Chancellor Broadcasting Corp.
Class A +                                      5,200         215,800          4,900         203,350          900          37,350
Evergreen Media Corp.
Class A +                                     23,250        $726,563         23,550        $735,938        3,900        $121,875
Granite Broadcasting Corp. +                  26,600         379,050         26,800         381,900        4,000          57,000
Heartland Wireless
Communications, Inc. +                        10,425         263,231         11,600         292,900        1,825          46,081
Heftel Broadcasting Corp. Class A +           14,400         628,200         14,100         615,113        2,200          95,975
Mediaset SPA (Italy) +                        24,400         120,959         35,500         175,985        7,700          38,171
SAGA Communications, Inc Class A +            14,500         324,438         14,431         322,894        1,931          43,206
Sinclair Broadcast Group, Inc.
Class A +                                      5,400         215,325          5,500         219,313        1,000          39,875
Young Broadcasting Corp. Class A +            13,700         452,100         13,825         456,225        2,275          75,075
                                                         -----------                   ------------                 ------------
                                                           3,891,041                      3,968,993                      647,008

Building and Construction                                        0.9%                           1.0%                         0.5%
---------------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                      13,200         462,000         12,800         448,000        2,100          73,500
Barnett, Inc. +                               18,200         429,975         17,500         413,438        2,900          68,513
CRH PLC (Ireland)                             94,884         962,186        150,075       1,521,860       32,111         325,627
Lafarge Coppee (France)                       13,300         784,855         19,200       1,133,023        3,130         184,706
Sherwin Williams Co.                          13,000         602,875         15,800         732,725        2,400         111,300
Shimizu Corp. (Japan) +                       34,000         335,999         50,000         494,116           --              --
Sungei Way Holdings Berhad
(Malaysia)                                    24,250         129,669         28,750         153,731        9,500          50,798
Toda Construction Co. (Japan)                     --              --         95,000         836,403           --              --
Tostem Corp. (Japan)                          15,000         444,704         25,000         741,173        5,000         148,235
VA Technolgies AG (Austria)                    4,380         571,726          6,461         843,361        1,590         207,544
                                                         -----------                   ------------                 ------------
                                                           4,723,989                      7,317,830                    1,170,223

Business Equipment and Services                                  4.5%                           3.5%                         1.9%
---------------------------------------------------------------------------------------------------------------------------------
Alternative Resources Corp. +                  9,100         255,938          9,300         261,563        1,450          40,781
Cambridge Technology Partners, Inc. +         16,950         512,738         16,780         507,595        2,585          78,196
Cisco Systems, Inc. +                         47,400       2,941,763         57,700       3,581,006        8,800         546,150
Computer Sciences Corp. +                     16,500       1,268,438         20,100       1,545,188        2,900         222,938
Corestaff, Inc. +                             12,000         321,000         12,225         327,019        1,800          48,150
CORT Business Services Corp. +                23,900         486,963         24,500         499,188        3,900          79,463
Dai Nippon Printing Co., Ltd. (Japan)         39,000         728,776         56,000       1,046,447       12,000         224,239
Data Processing Resources Corp. +             18,400         404,800         18,200         400,400        2,800          61,600
F.Y.I., Inc. +                                10,600         212,000         10,800         216,000        1,700          34,000
First Data Corp.                              26,100       2,130,413         31,800       2,595,675        4,800         391,800
Glory Ltd. (Glory Kogyo) (Japan)              14,000         420,088             --              --           --              --
HBO & Co.                                     21,300       1,421,775         26,000       1,735,500        3,800         253,650
Hewlett-Packard Co.                           63,600       3,100,500         77,800       3,792,750       12,100         589,875
Interim Services Inc. +                        9,500         406,125         10,000         427,500        1,600          68,400
Komori Corp. (Japan)                          13,000         300,153         18,000         415,596        4,000          92,355
PeopleSoft, Inc. +                            21,500       1,789,875         26,300       2,189,475        4,000         333,000
Precision Response Corp. +                    23,900         920,150         26,700       1,027,950        3,700         142,450
Rental Service Corp. +                        20,400         441,150         20,550         444,394        3,100          67,038
Robert Half International, Inc. +             28,646       1,056,321         28,628       1,055,658        3,924         144,698
Societe Generale de Surveillance
Holdings S.A. (Switzerland)                      280         632,813            420         949,219           90         203,404
SOS Staffing Services, Inc. +                 12,200         137,250         12,800         144,000        2,200          24,750
Securior Group PLC Class A
(United Kingdom)                             150,245         637,415        154,609         655,929       41,503         176,077
StaffMark, Inc. +                             12,900         182,213         12,900         182,213        2,100          29,663
The Registry, Inc. +                           6,100         231,800          6,300         239,400          900          34,200
Vincam Group, Inc. +                           7,700         294,525          8,200         313,650        1,000          38,250
Wackenhut Corp. Class B                       21,200         331,250         21,300         332,813        3,200          50,000
Xerox Corp.                                   28,400       1,522,950         34,100       1,828,613        5,200         278,850
                                                         -----------                   ------------                 ------------
                                                          23,089,182                     26,714,741                    4,253,977

Chemicals                                                        2.0%                           1.7%                         1.0%
---------------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V. (Netherlands)                  5,830        $707,183          8,770      $1,063,807        1,900        $230,471
Bayer AG ADR (Germany)                        37,300       1,369,705         53,278       1,956,438       10,700         392,918
du Pont (E.I.) de Nemours & Co., Ltd.         25,000       2,206,250         30,500       2,691,625        4,600         405,950
Dutch States Mines N.V. (Netherlands)          3,800         373,377          5,000         491,286        1,200         117,909
Monsanto Co.                                  72,100       2,631,650         86,600       3,160,900       13,300         485,450
Praxair, Inc.                                 38,600       1,659,800         47,000       2,021,000        7,100         305,300
Sekisui Chemical Co. Ltd. (Japan)             55,000         652,233         70,000         830,114       22,000         260,893
Solvay S.A. (Belgium)                            800         481,943          1,000         602,429          165          99,401
                                                         -----------                   ------------                 ------------
                                                          10,082,141                     12,817,599                    2,298,292

Computer Services and Software                                   5.2%                           4.0%                         2.1%
---------------------------------------------------------------------------------------------------------------------------------
3Com Corp. +                                  18,000       1,081,125         21,600       1,297,350        3,300         198,206
Analysts International Corp.                  14,600         335,800         14,000         322,000        2,200          50,600
Bisys Group, Inc. (The) +                      8,500         348,500          8,500         348,500        1,000          41,000
Business Objects S.A., ADR (France) +         10,500         202,125         10,500         202,125        1,500          28,875
Cabletron Systems, Inc. +                     13,700         936,738         16,500       1,128,188        2,500         170,938
CCC Information Services Group +               5,400         113,400          5,300         111,300          900          18,900
Claremont Technology Group, Inc.              11,000         396,000         11,300         406,800        1,700          61,200
CMG Information Services, Inc. +               3,800          55,100          3,800          55,100          600           8,700
Compaq Computer Corp. +                       20,900       1,340,213         25,100       1,609,538        3,900         250,088
Computer Associates Intl., Inc.               45,950       2,745,513         55,850       3,337,038        8,550         510,863
Computer Horizons Corp. +                     26,762         762,717         27,480         783,180        4,240         120,840
Computer Task Group, Inc.                     12,200         379,725         11,700         364,163        2,000          62,250
Cotelligent Group, Inc. +                     27,100         426,825         27,000         425,250        4,400          69,300
Gensym Corp. +                                10,700         232,725          9,900         215,325        1,700          36,975
Getronics Electric N.V. (Netherlands)         26,400         670,113         35,640         904,653        8,744         221,950
HPR, Inc. +                                    7,800         124,800          7,900         126,400        1,100          17,600
IBM Corp.                                     24,800       3,087,600         30,500       3,797,250        4,700         585,150
Inso Corp. +                                   5,680         308,140          5,710         309,768          960          52,080
Keane, Inc. +                                 12,095         580,560         12,327         591,696        1,840          88,320
McAfee Associates, Inc. +                     15,175       1,047,075         14,925       1,029,825        2,325         160,425
Microsoft Corp. +                             19,200       2,532,000         22,900       3,019,938        3,500         461,563
National TechTeam, Inc. +                     20,400         553,350         20,400         553,350        3,100          84,088
Parametric Technology Corp. +                 34,200       1,688,625         41,800       2,063,875        6,400         316,000
Project Software &
Development, Inc. +                            4,900         207,025          4,842         204,575          582          24,590
Raptor Systems, Inc. +                        16,800         285,600         16,900         287,300        2,600          44,200
Renaissance Solutions, Inc. +                 11,700         495,788         11,800         500,025        1,800          76,275
SGS-Thomson Microelectronics
ADR (France) +                                21,200       1,004,350         34,000       1,610,750        7,000         331,625
SPSS, Inc. +                                  17,000         471,750         17,100         474,525        2,700          74,925
Sun Microsystems, Inc.+                       21,700       1,348,113         26,400       1,640,100        4,000         248,500
Sykes Enterprises, Inc. +                     19,800         955,350         19,900         960,175        3,000         144,750
Technology Solutions Co. +                    32,250       1,124,719         32,250       1,124,719        4,950         172,631
Vantive Corp. +                                6,700         433,825          6,600         427,350          900          58,275
Whittman-Hart, Inc. +                          3,100         146,475          3,000         141,750          500          23,625
                                                         -----------                   ------------                 ------------
                                                          26,421,764                     30,373,881                    4,815,307

Conglomerates                                                    1.1%                           0.9%                         0.5%
---------------------------------------------------------------------------------------------------------------------------------
Axia Inc. 144A +                                 225           6,750             --              --           --              --
Hutchison Whampoa, Ltd. (Hong Kong) +         60,000         403,476        120,000         806,952       23,000         154,666
Ogden Corp.                                  139,900       2,815,488        170,500       3,431,313       25,900         521,238
Preussag AG (Germany)                          2,500         623,770          4,000         998,033          900         224,557
United Technologies Corp.                     13,400       1,609,675         16,300       1,958,038        2,500         300,313
                                                         -----------                   ------------                 ------------
                                                           5,459,159                      7,194,336                    1,200,774

Consumer Durable Goods                                           0.9%                           0.7%                         0.4%
---------------------------------------------------------------------------------------------------------------------------------
Blyth Industries, Inc. +                      17,450        $846,325         17,600        $853,600        2,700        $130,950
Electrolux AB (Sweden)                        14,030         789,572         18,670       1,050,699        4,000         225,110
Whirlpool Corporation                         57,800       2,926,125         70,600       3,574,125       10,500         531,563
                                                         -----------                   ------------                 ------------
                                                           4,562,022                      5,478,424                      887,623

Consumer Non Durables                                            3.4%                           2.9%                         1.7%
---------------------------------------------------------------------------------------------------------------------------------
B A T Industries PLC (United Kingdom)         80,108         533,616        116,854         778,388       26,899         179,180
Clorox Co.                                    13,900       1,332,663         16,900       1,620,288        2,400         230,100
Dimon, Inc.                                  151,600       2,899,350        185,700       3,551,513       27,800         531,675
French Fragrances Inc. +                      30,000         210,000         27,600         193,200        4,600          32,200
Gillette Co.                                  47,500       3,425,938         57,900       4,176,038        8,700         627,488
KAO Corp. (Japan)                             62,000         774,234         90,000       1,123,888       15,000         187,315
Nike, Inc.                                    20,800       2,527,200         25,500       3,098,250        3,900         473,850
Onward Kashiyama Co. Ltd. (Japan)             20,000         280,298         16,000         224,239        8,000         112,119
St. John Knits, Inc.                          30,310       1,519,289         30,690       1,538,336        4,940         247,618
Svenska Cellulosa AB Series B,
(Sweden)                                      34,450         707,841         44,200         908,173       10,868         223,304
Tabacalera S.A. (Spain)                       15,000         640,486         20,900         892,410        4,500         192,146
Tate & Lyle PLC (United Kingdom)              80,374         588,234        135,078         988,597       24,603         180,062
Tommy Hilfiger Corp. +                        10,335         612,349         10,335         612,349        1,545          91,541
Toray Industries Inc. (Japan)                 90,000         570,838        143,000         906,999       28,000         177,594
Unilever N.V. (Netherlands)                    5,040         796,177          6,980       1,102,642        1,540         243,276
                                                         -----------                   ------------                 ------------
                                                          17,418,513                     21,715,310                    3,729,468

Consumer Related                                                 0.6%                            0.5%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                             78,489        3,208,238        95,817        3,916,520      14,681          600,086

Consumer Services                                                2.2%                            1.6%                         0.8%
---------------------------------------------------------------------------------------------------------------------------------
Apple South, Inc.                              9,600         128,400          9,900         132,413        1,500          20,063
EZ Communications, Inc. Class A +             19,520         858,880         19,560         860,640        2,965         130,460
Gannett Co., Inc.                             16,800       1,182,300         20,500       1,442,688        3,000         211,125
Landry's Seafood Restaurants, Inc.+           15,530         388,250         15,560         389,000        2,360          59,000
Learning Tree International, Inc. +            3,900         144,300          3,900         144,300          600          22,200
Marriott International, Inc.                  21,800       1,201,725         26,600       1,466,325        3,900         214,988
Mirage Resorts, Inc. +                        43,900       1,124,938         53,500       1,370,938        8,100         207,563
Morton's Restaurant Group, Inc. +             11,400         199,500         11,600         203,000        1,700          29,750
On Assignment, Inc. +                         12,100         414,425         12,300         421,275        1,800          61,650
Payment Svcs., Inc. +                         24,450         495,113         24,000         486,000        3,850          77,963
Penn National Gaming Inc. +                    2,000          62,000          1,900          58,900          400          12,400
Prime Hospitality Corp. +                     44,100         727,650         43,300         714,450        6,900         113,850
Service Corp. International                   40,300       1,219,075         48,300       1,461,075        7,400         223,850
Servico, Inc. +                               18,800         305,500         18,900         307,125        2,900          47,125
SFX Broadcasting, Inc. Class A +              11,930         542,815         11,860         539,630        1,835          83,493
Stewart Enterprises, Inc. Class A             22,740         767,475         23,165         781,819        3,805         128,419
Strayer Education, Inc. +                     14,400         235,800         15,000         245,625        2,500          40,938
Suburban Lodges of America, Inc. +            17,800         373,800         17,500         367,500        2,700          56,700
Tribune Co.                                   12,800         998,400         15,300       1,193,400        2,300         179,400
                                                         -----------                   ------------                 ------------
                                                          11,370,346                     12,586,103                    1,920,937

Correctional Facilities                                          0.1%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Esmor Correctional Services, Inc. +           30,000         423,750         28,800         406,800        4,800          67,800
Wackenhut Corrections Corp. +                 22,100         491,725         22,600         502,850        3,400          75,650
                                                         -----------                   ------------                 ------------
                                                             915,475                        909,650                      143,450

Electronics and Electrical Equipment                             4.1%                           3.6%                         2.0%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.+         38,500         760,375         36,300         716,925        5,500         108,625
Baldor Electric Co.                           13,263         258,629         13,273         258,824        2,021          39,410
BBC Brown Boveri & Cie
AG (Switzerland)                                 360         440,242            700         856,027          160         195,663
C.P. Clare Corp. +                            23,950         223,034         24,425         227,458        3,750          34,922
Computer Products, Inc. +                     41,500         907,813         40,700         890,313        6,300         137,813
Credence Systems Corp. +                      10,275         161,831         13,084         206,073        1,628          25,641
Delaware Global Technologies Corp. +          30,591         260,024         30,591         260,024        4,744          40,324
Eltron International, Inc. +                   8,600         278,425          8,600         278,425        1,300          42,088
Flextronics International Ltd. +               8,600         237,575          8,700         240,338        1,300          35,913
Futaba Corp. (Japan)                           7,000         314,437         12,000         539,035        3,000         134,759
General Electric Co.                          28,300       2,575,300         33,600       3,057,600        5,200         473,200
General Electric Co. PLC
(United Kingdom)                             126,200         781,374        221,000       1,368,333       39,100         242,090
Harman International Industries, Inc.          8,465         412,669          8,535         416,081        1,302          63,473
Hirose Electric Co. Ltd. (Japan)               9,300         569,814         12,400         759,752        3,100         189,938
Honeywell, Inc.                               39,600       2,499,750         48,200       3,042,625        7,300         460,813
Intel Corp.                                   25,700       2,452,744         31,400       2,996,738        4,700         448,556
Mabuchi Motor (Japan)                          3,700         206,091          7,000         389,902        1,200          66,840
Murata Manufacturing Co. Ltd. (Japan)         16,000         572,096         25,000         893,900        5,000         178,780
Nippondenso Co., Ltd. (Japan)                 33,000         738,209         50,000       1,118,498        9,000         201,330
Omron Corp. (Japan)                           27,000         506,963         48,000         901,267       12,000         225,317
Peak Technologies Group, Inc. +               15,225         331,144         15,480         336,690        2,520          54,810
Philips Electronics N.V.
(Netherlands)                                 21,000         759,036         34,760       1,256,386        6,970         251,928
Sanmina Corp. +                               15,860         638,365         15,680         631,120        2,430          97,808
Secom Co. (Japan)                                 --              --          8,000         506,693           --              --
Sharp Corp. (Japan)                           51,000         847,633         75,000       1,246,519       15,000         249,304
TDK Corp. (Japan)                              2,000         124,517          3,000         186,776        1,000          62,259
Texas Instruments, Inc.                       58,700       3,235,838         73,100       4,029,638       11,000         606,375
Transwitch Corp. +                            11,800          73,750         12,200          76,250        1,800          11,250
                                                         -----------                   ------------                 ------------
                                                          21,167,678                     27,688,210                    4,679,229

Energy-Related                                                   0.2%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
IHC Caland N.V. (Netherlands)                 16,000         843,140         20,310       1,070,260        4,500         237,133

Entertainment                                                    0.9%                           0.7%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming +                                8,700         541,575          8,700         541,575        1,400          87,150
Family Golf Centers, Inc. +                   26,200         759,800         26,100         756,900        4,100         118,900
Penske Motorsports, Inc. +                    14,100         495,263         14,000         491,750        2,200          77,275
Regal Cinemas, Inc. +                         13,725         343,125         13,725         343,125        1,950          48,750
Signature Resorts, Inc. +                     42,300       1,004,625         41,500         985,625        6,500         154,375
Sodak Gaming, Inc. +                          24,400         561,200         25,800         593,400        3,800          87,400
Speedway Motorsports, Inc. +                  21,000         551,250         21,050         552,563        3,260          85,575
Studio Plus Hotels, Inc. +                    26,550         438,075         26,325         434,363        4,375          72,188
Zodiac (France)                                   --              --          4,000       1,002,326           --              --
                                                         -----------                   ------------                 ------------
                                                           4,694,913                      5,701,627                      731,613

Environmental Control                                            0.1%                           0.1%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Memtec Ltd. ADR (Australia)                   11,100         310,800         11,000         308,000        1,700          47,600

Food and Beverages                                               2.8%                           2.4%                         1.3%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                   153,795       2,960,554        189,545       3,648,741       27,975         538,519
Coca-Cola Co.                                 36,300       1,846,763         43,400       2,207,975        6,700         340,863
Danisco A/S (Denmark)                          9,300         535,771         18,800       1,083,064        2,900         167,068
Dole Food Co.                                 69,400       2,914,800         85,100       3,574,200       12,930         543,060
Goodman Fielder Ltd. ADR (Australia)         320,500         326,994        442,000         450,955      100,500         102,536
Grand Union Co. +++                            4,153          26,475          9,986          63,661        3,270          20,846
Greencore Group PLC (Ireland) +              125,772         711,248        195,874       1,107,679       46,930         265,392
Guinness PLC (United Kingdom)                 49,000         350,946         80,000         572,973       19,000         136,081
Nestle S.A. (Switzerland)                        870         969,595          1,240       1,381,952          280         312,054
Panamerican Beverages, Inc. Class A           10,000         411,250         10,400         427,700        2,100          86,363
Pete's Brewing Co. +                          10,600          82,150         10,800          83,700        1,600          12,400
Whitman Corporation                          125,900       2,911,438        154,100       3,563,563       22,800         527,250
                                                         -----------                   ------------                 ------------
                                                          14,047,984                     18,166,163                    3,052,432

Funeral/Cemetery Services                                        0.1%                           0.1%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Carriage Services, Inc. +                      7,800         150,150          8,100         155,925        1,500          28,875
Equity Corporation International +            11,300         358,775         10,900         346,075        1,800          57,150
                                                         -----------                   ------------                 ------------
                                                             508,925                        502,000                       86,025

Health Care                                                      2.4%                           1.7%                         0.9%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                           41,300       2,034,025         50,300       2,477,275        7,600         374,300
Access Health, Inc. +                         10,300         579,375         10,300         579,375        1,650          92,813
Alternative Living Services, Inc. +            9,700         135,800         10,000         140,000        1,500          21,000
American HomePatient, Inc. +                  27,825         619,106         27,975         622,444        4,387          97,611
Arthrocare Corp. +                             2,800          27,300          2,500          24,375          500           4,875
Assisted Living Concepts Inc. +               13,100         248,900         12,700         241,300        2,000          38,000
Compdent Corp. +                              11,350         428,463         11,400         430,350        1,550          58,513
Gelman Sciences, Inc. +                       12,800         360,000         12,200         343,125        2,000          56,250
Genesis Health Ventures, Inc. +               19,412         545,963         19,425         546,328        2,965          83,391
Healthsouth Rehabilitation Corp. +             2,000          76,750          2,500          95,938          300          11,513
I-Stat Corp. +                                 7,100         130,463          7,000         128,625          975          17,916
IMPATH, Inc. +                                12,400         151,900         12,200         149,450        1,800          22,050
IRIDEX Corp. +                                21,600         178,200         22,100         182,325        3,500          28,875
Lincare Holdings, Inc. +                       7,435         297,400          7,190         287,600        1,225          49,000
Lunar Corp. +                                  9,550         305,600          9,550         305,600        1,600          51,200
Merck & Co., Inc.                             28,600       2,012,725         34,800       2,449,050        5,200         365,950
NCS HealthCare, Inc. Class A +                16,200         508,275         16,200         508,275        2,600          81,575
Pediatrix Medical Group, Inc. +                5,800         290,725          5,700         285,713          900          45,113
Physician Support Systems, Inc. +              9,200         223,100          9,200         223,100        1,300          31,525
Renal Care Group, Inc. +                       7,500         277,500          7,600         281,200        1,200          44,400
Respironics, Inc. +                           18,200         441,350         18,100         438,925        2,900          70,325
Santen Pharmaceutical (Japan)                 15,000         327,464         22,000         480,280           --              --
Sierra Health Services +                       7,090         243,719          6,725         231,172          950          32,656
Target Therapeutics, Inc. +                    6,500         277,875          6,600         282,150        1,100          47,025
U.S. Surgical Corp.                           28,500       1,211,250         17,400         739,500        5,300         225,250
United Dental Care, Inc. +                     6,300         226,013          6,400         229,600        1,000          35,875
                                                         -----------                   ------------                 ------------
                                                          12,159,241                     12,703,075                    1,987,001

Hospital Management
and Medical Services                                             0.2%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
ARV Assisted Living, Inc. +                   16,700         242,150         16,800         243,600        2,600          37,700
Emeritus Corp. +                               8,200         129,150          8,300         130,725        1,200          18,900
National Surgery Centers, Inc. +              13,950         390,600         13,950         390,600        2,150          60,200
Sterling House Corp. +                        15,600         255,450         15,700         257,088        2,500          40,938
                                                         -----------                   ------------                 ------------
                                                           1,017,350                      1,022,013                      157,738

Insurance and Finance                                           10.2%                           8.6%                         4.8%
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V.
(Netherlands)                                 13,000         721,546         20,600       1,143,374        4,200         233,115
Aegon N.V. (Netherlands)                      14,155         699,554         23,642       1,168,411        4,800         237,221
Ahmanson (H.F.) & Co.                        106,100       2,970,800        130,000       3,640,000       19,000         532,000
Allied Irish Banks PLC (Ireland)             119,529         698,922        205,096       1,199,258       37,306         218,139
Baer Holdings AG (Switzerland)                   405         421,983            580         604,321           90          93,774
Banco de Bilbao Vizcaya (Spain)                8,362         385,718         11,687         539,092        3,302         152,313
Banco Frances del Rio de la
Plata ADR (Argentina)                            690          18,026             --              --           --              --
Banco Frances del Rio de la
Plata S.A. (Argentina)                         1,380          11,966          4,715          40,883        1,725          14,957
Banco Totta & Accores S.A. (Portugal)         13,000         227,542         20,000         350,064        5,000          87,516
Bank of Boston Corp.                          28,200       1,632,075         34,300       1,985,113        5,200         300,950
Bank of Ireland (Ireland) +                   94,945         748,342        113,769         896,708       20,298         159,986
BankAmerica Corp.                             29,200       2,398,050         35,600       2,923,650        5,300         435,263
Bankers Trust New York Corp.                  35,300       2,775,463         43,700       3,435,913        7,000         550,375
Barclays Bank PLC (United Kingdom)            33,358         490,364         49,841         732,665        8,671         127,464
Beneficial Corp.                              49,400       2,840,500         60,400       3,473,000        9,200         529,000
Cetelem Group (France) +                       2,400         517,209          5,000       1,077,519          550         118,527
Chase Manhattan Corp. (New)                   25,700       2,059,213         31,300       2,507,913        4,700         376,588
Citicorp                                      35,200       3,190,000         43,000       3,896,875        6,600         598,125
Commonwealth Bank of Australia
(Installment Shares)(Australia)               22,100         130,393         34,500         203,554        7,000          41,301
Commonwealth Bank of
Australia (Australia)                         38,600         355,049         60,500         556,489       12,300         113,137
Concord EFS, Inc. +                           32,905         847,304         33,409         860,282        5,137         132,278
CRA Managed Care, Inc. +                       8,975         484,650          9,200         496,800        1,380          74,520
Credit Locale de France S.A. (France)          8,600         733,333         12,800       1,091,473        2,680         228,527
Daiwa Securities Co. Ltd. (Japan)             18,000         206,990         28,000         321,984        5,000          57,497
Danieli Savings (Italy)                        9,700          32,737         50,800         171,446           --              --
Development Bank of Singapore Ltd.
(Singapore)                                   20,000         245,826         29,000         356,448        8,000          98,330
First Commonwealth, Inc. +                     7,300         162,425          7,800         173,550        1,200          26,700
Fleet Financial Group, Inc.                   66,100       2,941,450         80,900       3,600,050       11,800         525,100
Franklin Resources, Inc.                      62,500       4,148,438         76,700       5,090,963       11,700         776,588
Guoco Group Ltd. (Hong Kong)                  80,800         394,972        109,600         535,754       25,400         124,162
HCC Insurance Holdings, Inc.                  42,212       1,218,872         42,562       1,228,978        6,767         195,397
HSBC Holdings PLC (Hong Kong)                 44,071         817,839         75,229       1,396,048       15,857         294,263
Internationale Nederlanden Groep
(Netherlands)                                 14,575         455,202         19,292         602,522        6,655         207,847
Jardine Matheson Holdings Ltd.
(Singapore)                                   40,800         255,000         44,200         276,250       12,000          75,000
Malayan Banking Berhad (Malaysia)             24,000         238,468         34,000         337,829           --              --
Mapfre Vida Seguros (Spain)                    9,390         556,054          6,780         401,496           --              --
MBNA Corp.                                    48,000       1,668,000         58,450       2,031,138        8,950         311,013
Mitsubishi Bank Ltd. (Japan)                  26,000         567,604         40,000         873,237       13,000         283,802
NationsBank Corp.                             12,700       1,103,313         15,500       1,346,563        2,300         199,813
Reinsurance Group America, Inc.               13,100         574,763         12,910         566,426        1,980          86,873
Salomon, Inc.                                 60,600       2,764,875         73,000       3,330,625       11,000         501,875
Skandia Forsakrings AB (Sweden)               25,000         693,081         35,000         970,313        8,000         221,786
Swiss Reinsurance Co. (Switzerland)              660         695,568          1,013       1,067,591          210         221,317
Tokio Marine & Fire Insurance
Co. Ltd. (The) (Japan)                        49,000         581,080         68,000         806,397       16,000         189,740
Travelers Group, Inc.                         37,350       1,834,819         45,650       2,242,556        6,950         341,419
United Overseas Bank Ltd. (Singapore)         31,000         301,741         44,000         428,277       10,000          97,336
USF&G Corp.                                  165,100       3,054,350        202,400       3,744,400       31,500         582,750
Westpac Banking Corp. (Australia) +          150,000         775,873        217,000       1,122,429       48,000         248,279
Yamaguchi Bank Ltd. (Japan)                    1,000          16,171          7,000         113,197           --              --
                                                         -----------                   ------------                 ------------
                                                          51,663,513                     65,959,824                   11,021,963

Leisure                                                          0.1%                           0.1%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Lewis Galoob Toys, Inc. +                     20,100         587,925         20,600         602,550        3,300          96,525

Medical Supplies and Devices                                     1.2%                           0.9%                         0.4%
---------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.                        34,300       1,517,775         41,800       1,849,650        6,300         278,775
Guidant Corp.                                 21,300       1,176,825         26,000       1,436,500        3,800         209,950
IDEXX Laboratories, Inc. +                    12,400         561,100         12,360         559,290        1,900          85,975
Igen, Inc. +                                  13,900         100,775         14,000         101,500        1,800          13,050
Medtronic, Inc.                               19,800       1,269,675         24,100       1,545,413        3,500         224,438
Minimed, Inc. +                               10,000         251,250         10,000         251,251        1,500          37,688
Orthologic Corp. +                            11,500         122,188         11,700         124,313        1,800          19,125
Sabratek Corp. +                              12,700         207,963         11,900         194,863        2,000          32,750
Sola International, Inc. +                    20,525         764,556         21,010         782,623        3,235         120,504
                                                        ------------                   ------------                 ------------
                                                           5,972,107                      6,845,403                    1,022,255

Metals and Mining                                                1.5%                           1.2%                         0.6%
---------------------------------------------------------------------------------------------------------------------------------
Alumax, Inc. +                                89,200       2,988,200        110,000       3,685,000       16,300         546,050
Freeport-McMoRan Copper &
Gold Co., Inc. Class A                        28,500         840,750         34,700       1,023,650        5,200         153,400
Freeport-McMoRan Copper &
Gold Co.,  Inc. Class B                       91,365       2,855,156        110,929       3,466,531       16,941         529,406
Miller Industries, Inc./Tennessee +           24,400         481,900         24,400         481,900        3,800          75,050
N.V. Bekaert S.A. (Belgium)                      344         259,867            490         370,159          150         113,314
                                                        ------------                   ------------                 ------------
                                                           7,425,873                      9,027,240                    1,417,220

Oil and Gas                                                      3.2%                           2.8%                         1.6%
---------------------------------------------------------------------------------------------------------------------------------
British Petroleum PLC ADR
(United Kingdom)                              13,400       1,675,000         16,500       2,062,500        2,400         300,000
Burmah Oil PLC (United Kingdom)               48,216         863,138         69,733       1,248,325       12,929         231,448
Chevron, Inc.                                 19,400       1,214,925         23,800       1,490,475        3,500         219,188
Cosmo Oil Co. Ltd. (Japan)                    58,000         330,357         78,000         444,273       20,000         113,916
Enron Corp.                                   52,700       2,147,525         63,800       2,599,850        9,700         395,275
Far East Levingston Shipbuilding
Ltd. (Singapore)                              57,000         269,307         79,000         373,250       18,000          85,044
Halliburton Co.                               36,900       1,904,963         44,900       2,317,963        6,700         345,888
Occidental Petroleum Corp.                   115,600       2,702,150        142,000       3,319,250       21,700         507,238
Repsol S.A. (Spain)                           13,000         427,458         20,000         657,628        6,000         197,288
Repsol S.A. ADS (Spain)                        7,000         231,875         10,000         331,250        2,000          66,250
Schlumberger Ltd.                             18,800       1,588,600         21,900       1,850,550        3,400         287,300
Societe Nationale Elf Aquitaine
(France)                                      10,162         795,433         14,159       1,108,298        2,900         226,998
Sonat, Inc.                                   33,900       1,500,075         40,600       1,796,550        6,200         274,350
Total S.A. Class B (France)                   10,600         835,058         18,000       1,418,023        3,300         259,971
                                                        ------------                   ------------                 ------------
                                                          16,485,864                     21,018,185                    3,510,154

Paper and Forest products                                         --%                            --%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Mayr-Melnhof Karton AG (Austria) +             4,028         200,959          7,000         349,233        1,245          62,114

Pharmaceuticals                                                  4.0%                           3.3%                         1.8%
---------------------------------------------------------------------------------------------------------------------------------
Amrion, Inc. +                                16,100         344,138         15,900         339,863        2,400          51,300
Astra AB (Sweden)                             20,000         846,049         28,800       1,218,311        5,900         249,585
Ciba-Geigy AG  (Switzerland)                     830       1,061,320          1,600       2,045,918          260         332,462
Dura Pharmaceuticals, Inc. +                  32,000       1,180,000         32,300       1,191,063        4,800         177,000
Johnson & Johnson                             50,500       2,588,125         61,500       3,151,875        9,200         471,500
Lilly (Eli) & Co.                             19,700       1,270,650         23,600       1,522,200        3,600         232,200
Medicis Pharmaceutical Corp.
Class A +                                     17,700         854,025         17,500         844,375        2,800         135,100
Pfizer, Inc.                                  23,700       1,875,263         28,900       2,286,713        4,400         348,150
Pharmacia & Upjohn, Inc.                      79,400       3,275,250         98,110       4,047,038       14,820         611,325
Pharmacia & Upjohn, Inc.
Depository Shares (Sweden) +                  17,900         746,397         31,100       1,296,812        5,600         233,510
Warner-Lambert Co.                            82,600       5,451,600        101,100       6,672,600       15,600       1,029,600
Yamanouchi Pharmaceutical
Co. Ltd.  (Japan)                             29,000         614,859         40,000         848,082       10,000         212,021
                                                        ------------                   ------------                 ------------
                                                          20,107,676                     25,464,850                    4,083,753

Photography                                                      1.1%                           0.9%                         0.4%
---------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                             33,500       2,629,750         40,500       3,179,250        6,100         478,850
Polaroid Corp.                                63,500       2,794,000         78,100       3,436,400       11,500         506,000
                                                        ------------                   ------------                 ------------
                                                           5,423,750                      6,615,650                      984,850

Publishing                                                       0.9%                           0.7%                         0.4%
---------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                        26,000       1,436,500         31,500       1,740,375        4,800         265,200
Times Mirror Co. Class A                      70,900       3,155,050         87,000       3,871,500       13,600         605,200
                                                        ------------                   ------------                 ------------
                                                           4,591,550                      5,611,875                      870,400

Real Estate                                                      2.8%                           2.4%                         1.3%
---------------------------------------------------------------------------------------------------------------------------------
Amoy Properties Ltd. (Hong Kong)             329,000         382,914        448,000         521,415       96,000         111,732
Castle & Cooke, Inc. +                        21,733         358,595         26,766         441,639        4,166          68,739
Cheung Kong Holdings Ltd.
(Hong Kong)                                  136,000       1,046,451        220,000       1,692,789       43,000         330,863
Equity Residential Properties
Trust (R)                                     82,600       2,952,950        101,100       3,614,325       14,700         525,525
Hong Kong Land Holdings Ltd.
 (Hong Kong)                                 142,000         330,860        202,000         470,660       45,000         104,850
Meditrust Corp. (R)                           76,000       2,631,500         93,100       3,223,588       12,400         429,350
Nationwide Health Properties,
 Inc. (R)                                    131,700       2,897,400        161,400       3,550,800       23,400         514,800
Simon DeBartolo Group, Inc. (R)              114,108       2,909,754        139,876       3,566,838       21,740         554,370
Sun Hung Kai Properties Ltd.
(Hong Kong)                                   73,000         776,465        116,000       1,233,835       24,000         255,276
                                                        ------------                   ------------                 ------------
                                                          14,286,889                     18,315,889                    2,895,505

Retail                                                           6.6%                           5.2%                         2.8%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores +                         6,000          84,000          6,100          85,400        1,300          18,200
CompUSA, Inc. +                                4,300         232,200          5,300         286,200          800          43,200
Cost Plus, Inc. +                             23,800         550,375         23,200         536,500        3,900          90,188
Cycle & Carriage Ltd. (Singapore)             27,000         293,499         31,000         336,980        8,000          86,963
Dayton Hudson Corporation                    145,600       4,804,800        178,100       5,877,300       27,450         905,850
Federated Department Stores Inc. +            41,300       1,383,550         50,300       1,685,050        7,600         254,600
Finish Line, Inc. +                           18,800         893,000         18,900         897,750        2,800         133,000
Hollywood Entertainment Corp. +               30,600         627,300         30,600         627,300        4,700          96,350
Home Depot, Inc. (The)                        24,000       1,365,000         29,400       1,672,125        4,500         255,938
Ito-Yokado Co., Ltd. (Japan)                  17,000         966,760         28,000       1,592,310        5,000         284,341
K mart Corp.                                 283,000       2,900,750        345,900       3,545,475       52,700         540,175
Kroger Co. +                                  20,900         935,275         25,500       1,141,125        3,800         170,050
Loehmann's, Inc. +                            16,000         429,000         16,100         431,681        2,400          64,350
Marks Brothers Jewelers, Inc. +               20,900         564,300         21,300         575,100        3,200          86,400
Marui Co., Ltd. (Japan)                       40,000         772,617         60,000       1,158,926       14,000         270,416
Nautica Enterprises, Inc. +                   20,150         649,838         20,226         652,289        3,062          98,750
Officemax, Inc. +                             31,800         445,200         38,650         541,100        5,800          81,200
Party City Corp. +                             5,900         110,625          7,100         133,125        1,000          18,750
Penney (J.C.) Co., Inc.                       51,800       2,803,675         63,400       3,431,525        9,900         535,838
Petco Animal Supplies, Inc. +                  6,800         185,300          6,800         185,300        1,000          27,250
Rexall Sundown, Inc. +                        38,900       1,419,850         39,000       1,423,500        5,900         215,350
Safeway, Inc. +                               44,800       1,909,600         54,400       2,318,800        8,200         349,525
Sears PLC (United Kingdom)                   106,800         154,656        210,900         305,402       26,900          38,954
Sears, Roebuck & Co.                          67,800       3,034,050         82,600       3,696,350       12,500         559,375
The Men's Wearhouse, Inc. +                   29,900         747,500         30,600         765,000        4,500         112,500
The North Face, Inc. +                         8,700         245,775          8,300         234,475        1,500          42,375
TJX Cos., Inc. (The)                          28,900       1,036,788         34,800       1,248,450        5,300         190,138
Vans, Inc. +                                  22,400         428,400         22,600         432,225        3,600          68,850
Vendex International N.V.
(Netherlands)                                 20,000         780,208         30,000       1,170,312        6,000         234,062
Walgreen Co.                                  32,500       1,202,500         39,600       1,465,200        6,000         222,000
West Marine, Inc. +                           15,000         495,000         14,400         475,200        2,200          72,600
Wolverine World Wide, Inc.                    36,880       1,023,420         36,858       1,022,810        5,868         162,837
                                                        ------------                   ------------                 ------------
                                                          33,474,811                     39,950,285                    6,330,375

Specialty Consumer Products                                      0.1%                           0.1%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Gargoyles, Inc. +                             18,100         384,625         18,000         382,500        2,800          59,500

Telecommunications                                               1.6%                           1.2%                         0.6%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Fibre Communication                     200           5,000            200           5,000          100           2,500
Black Box Corp. +                             13,400         442,200         13,500         445,500        2,000          66,000
Cable & Wireless PLC (United Kingdom)              2              14              3              21           --              --
CAI  Wireless Systems, Inc. +                 10,100          73,225         10,800          78,300        1,600          11,600
Centennial Cellular Corp. Class A +           11,620         158,323         11,902         162,165        1,779          24,239
Coherent Communications
Systems Corp. +                               22,800         433,200         23,600         448,400        3,600          68,400
Commnet Cellular, Inc. +                       8,400         242,550          8,250         238,219        1,275          36,816
Intermedia Communications, Inc. +              9,700         283,725          9,600         280,800        1,400          40,950
MCI Communications Corp.                      77,400       1,983,375         94,300       2,416,438       14,100         361,313
MIDCOM Communications, Inc. +                 34,000         467,500         33,000         453,750        5,100          70,125
P-Com, Inc. +                                 15,000         371,250         15,847         392,213        2,400          59,400
RHM Teleservices, Inc. +                       9,750         143,813          9,600         141,600        1,500          22,125
Royal PTT (United Kingdom)                    11,400         392,713         16,500         568,400        3,500         120,570
Spectralink Corp. +                           17,200         118,250         15,800         108,625        2,700          18,563
Tellabs, Inc. +                               17,000       1,200,625         20,700       1,461,938        3,000         211,875
Teltrend, Inc. +                              16,600         705,500         16,900         718,250        2,600         110,500
Transaction Network Services, Inc. +          23,170         333,069         23,212         333,673        3,510          50,456
Vodafone Group PLC (United Kingdom)          183,334         635,726        299,494       1,038,520       57,748         200,246
                                                        ------------                   ------------                 ------------
                                                           7,990,058                      9,291,812                    1,475,678

Transportation                                                   0.6%                           0.6%                         0.4%
---------------------------------------------------------------------------------------------------------------------------------
East Japan Railway Co. (Japan)                   145         700,836            220       1,063,337           50         241,667
Expeditors International of
Washington, Inc                               14,310         504,428         14,010         493,853        2,320          81,780
K.L.M.-Royal Dutch Airlines
(Netherlands)                                 15,000         401,801         20,800         557,165        4,800         128,576
Kamigumi Co. Ltd. (Japan)                     20,000         168,898         35,000         295,571        8,000          67,559
Singapore Airlines Ltd. (Singapore)           21,000         211,865         44,000         443,908       10,000         100,888
Swire Pacific Ltd. Class A
(Hong Kong)                                   68,000         608,964        115,800       1,037,031       16,300         145,972
Yamato Transport Co. Ltd. (Japan)             26,000         282,634         36,000         391,340       10,000         108,705
                                                        ------------                   ------------                 ------------
                                                           2,879,426                      4,282,205                      875,147

Utilities                                                        3.9%                           3.3%                        1.9%
---------------------------------------------------------------------------------------------------------------------------------
Anglican Water PLC (United Kingdom)           24,900         209,523         34,300         288,619           --              --
Chubu Electric Power, Inc. (Japan)            28,000         593,657         35,000         742,072        8,000         169,616
East Midlands Electricity
(United Kingdom) +                                --              --             --              --       12,100          98,596
Hong Kong Electric Holdings Ltd.
(Hong Kong)                                   84,000         271,570        100,000         323,298       30,000          96,989
Kurita Water Industries Ltd. (Japan)          21,000         454,676         43,000         931,004        7,000         151,559
Kyushu Electric Power Inc. (Japan)            16,000         342,108         20,000         427,635        4,000          85,527
Long Island Lighting Co.                     151,700       2,597,863        185,800       3,181,825       24,700         422,988
Nippon Telegraph and Telephone
Corp. (Japan)                                    100         736,681            114         839,817           30         221,004
Northeast Utilities Co.                      213,100       2,637,113        261,300       3,233,588       39,100         483,863
Pacific Gas & Electric Co.                    82,200       1,787,850         97,400       2,118,450       14,700         319,725
Pacific Telesis Group                         88,100       2,962,363        106,100       3,567,613       15,800         531,275
Scottish Power PLC
(United Kingdom)                             144,074         689,049        232,240       1,110,712       48,349         231,234
Sprint Corp.                                  33,700       1,310,088         40,300       1,566,663        6,200         241,025
Telebras Co. ADR (Brazil)                     12,800       1,004,800         17,000       1,334,500        3,400         266,900
United Utilities PLC
(United Kingdom)                              44,592         398,259         69,767         623,101       10,582          94,510
US West, Inc.                                 99,300       2,954,175        120,800       3,593,800       18,400         547,400
Veba (Vereinigte Elektrizitaets
Bergwerks) AG (Germany) +                     20,200       1,058,348         31,500       1,650,393        6,400         335,318
                                                        ------------                   ------------                 ------------
                                                          20,008,123                     25,533,090                    4,297,529

Total Common Stocks
(cost $326,880,004, $408,229,916
 and $67,171,235)                                       $388,725,119                   $479,365,667                  $78,253,752
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 5.5%                          11.0%                        16.6%
CORPORATE BONDS                            Principal                      Principal                    Principal
AND NOTES*                                    Amount           Value         Amount           Value       Amount           Value

Advertising                                                       --%                            --%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising
sr. notes 10 3/4s, 2006                      $25,000         $26,125        $25,000         $26,125      $25,000         $26,125
Key Plastics Corp. sr.
notes 14s, 1999                               75,000          77,250        225,000         231,750       70,000          72,100
                                                        ------------                   ------------                 ------------
                                                             103,375                        257,875                       98,225

Aerospace and Defense                                            0.2%                           0.3%                         0.5%
---------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. sr. sub.
notes 11 3/4s, 2003                          150,000         162,375        415,000         449,238      200,000         216,500
BE Aerospace sr. notes
9 3/4s, 2003                                 115,000         119,025        400,000         414,000      100,000         103,500
Howmet Corp. sr. sub.
notes 10s, 2003                              150,000         161,250        400,000         430,000      125,000         134,375
Lockheed Martin Corp. company
guaranty 7 1/4s, 2006                        120,000         120,026        340,000         340,075      405,000         405,089
Moog Inc. sr. sub. notes Ser. B,
10s, 2006                                     20,000          20,100         60,000          60,300       20,000          20,100
Sequa Corp. sr. notes 9 5/8s, 1999           100,000         100,250        250,000         250,625      100,000         100,250
Sequa Corp. bonds 8 3/4s, 2001                30,000          29,775             --              --           --              --
UNC, Inc. sr. notes 9 1/8s, 2003             100,000          97,500        305,000         297,375      100,000          97,500
UNC, Inc. 144A sr. sub.
notes 11s, 2006                               25,000          26,250         65,000          68,250       20,000          21,000
                                                        ------------                   ------------                 ------------
                                                             836,551                      2,309,863                    1,098,314

Agriculture                                                       --%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Agco Corp. sr. sub. notes
8 1/2s, 2006                                 100,000         100,000        500,000         500,000      100,000         100,000
Premium Standard Farms, Inc.
sr. sec. notes 11s, 2003 ++++                 36,382          35,473        141,890         138,344       46,084          44,932
                                                        ------------                   ------------                 ------------
                                                             135,473                        638,344                      144,932

Automotive                                                       0.1%                           0.2%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.
sr. sub. notes Ser. D, 12s, 2004           $      --     $        --       $550,000        $599,500    $      --     $        --
Aftermarket Technology Corp.
sr. sub. notes 12s, 2004                     235,000         256,150        250,000         272,500      110,000         119,900
Daimler-Benz med. term notes
7 3/8s, 2006                                 140,000         141,218        405,000         408,524      435,000         438,784
Harvard Indsutries Inc. sr. notes
11 1/8s, 2005                                 50,000          46,875        150,000         140,625       45,000          42,188
Lear Corp. sub. notes 9 1/2s, 2006            85,000          87,975        275,000         284,625       85,000          87,975
Speedy Muffler King, Inc. company
 guaranty 10 7/8s, 2006                       20,000          20,525         60,000          61,575       15,000          15,394
                                                        ------------                   ------------                 ------------
                                                             552,743                      1,767,349                      704,241

Basic Industrial Products                                        0.1%                           0.3%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Clark-Schwebel sr. notes
10 1/2s, 2006                                200,000         209,000        750,000         783,750      300,000         313,500
Inter-City Products sr. notes
9 3/4s, 2000                                 250,000         240,000        600,000         576,000      200,000         192,000
Owens Illinois, Inc. deb. 11s, 2003               --              --        500,000         546,875           --              --
Owens Illinois, Inc. sr. sub. notes
9 3/4s, 2004                                 100,000         102,000        300,000         306,000      100,000         102,000
                                                        ------------                   ------------                 ------------
                                                             551,000                      2,212,625                      607,500

Broadcasting                                                     0.5%                           1.2%                         1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications sr. sub.
deb. Ser. B, 9 3/4s, 2007                    150,000         145,125        500,000         483,750      100,000          96,750
American Telecasting, Inc. sr. disc.
notes stepped-coupon zero %
(14 1/2s, 6/15/99), 2004 ++                  325,000         242,125      1,000,000         745,000      265,000         197,425
Argyle Television Corp. sr. sub.
 notes 9 3/4s, 2005                          200,000         200,000        600,000         600,000      200,000         200,000
Benedek Broadcasting sr. notes
11 7/8s, 2005                                100,000         109,250        750,000         819,375      100,000         109,250
Chancellor Broadcasting Corp.
sr. sub. notes 9 3/8s, 2004                       --              --             --              --      165,000         163,350
Comcast Corp. sr. sub. notes
9 3/8s, 2005                                      --              --        750,000         761,250           --              --
Commodore Media, Inc. sr. sub. notes
stepped-coupon 7 1/2s,
(13 1/4s, 5/1/98), 2003 ++                   200,000         207,500        290,000         300,875      100,000         103,750
Diamond Cable Communication Co.
 PLC sr. disc. notes stepped-coupon
 zero % (13 1/2s, 9/30/99), 2004
(United Kingdom) ++                               --              --        200,000         152,000           --              --
Diamond Cable Communication Co. PLC
sr. disc. notes stepped-coupon zero %
(11 3/4s, 12/15/00), 2005
(United Kingdom)++                           150,000          96,750        450,000         290,250      125,000          80,625
Gray Communications System Inc.
sr. sub. notes 10 5/8s, 2006                  10,000          10,275         35,000          35,963       10,000          10,275
Heritage Media Services Corp.
sr. notes 11s, 2002                          100,000         107,000        300,000         321,000      100,000         107,000
Jacor Communications, Inc.
sr. sub. notes 10 1/8s, 2006                 200,000         206,000        550,000         566,500      200,000         206,000
Lenfest Communications 144A
sr. sub. notes 10 1/2s, 2006                      --              --        500,000         512,500           --              --
Lenfest Communications, Inc.
sr. notes 8 3/8s, 2005                            --              --             --              --      125,000         117,188
Marcus Cable Co. (L.P.) sr.
sub. disc. notes stepped-coupon
zero % (13 1/2s, 8/1/99), 2004 ++           $200,000        $156,000       $500,000        $390,000     $100,000         $78,000
Park Broadcasting, Inc. 144A
sr. notes 11 3/4s, 2006                       50,000          57,125        145,000         165,663       50,000          57,125
Paxson Communications Corp. 144A
sr. sub. notes 11 5/8s, 2002                 200,000         209,000        500,000         522,500      200,000         209,000
Petracom Holdings, Inc. notes
stepped-coupon zero %
 (17 1/2s, 8/1/98), 2003 ++                  150,000         127,688        414,000         352,418      165,000         140,456
Rogers Cablesystem Ltd. deb.
10 1/8s, 2012 (Canada)                            --              --        400,000         396,000           --              --
Sinclair Broadcast Group, Inc.
 sr. sub. notes 10s, 2005                    225,000         227,813        700,000         708,750      200,000         202,500
Sullivan Broadcasting
sr. sub. notes 10 1/4s, 2005                      --              --             --              --      100,000         100,625
TCI Communications Inc. deb.
7 7/8s, 2026                                      --              --        500,000         435,365           --              --
Telewest Communications PLC deb.
 stepped-coupon zero %
(11s, 10/1/00), 2007
(United Kingdom) ++                          170,000         107,950        440,000         279,400      170,000         107,950
Videotron Holdings. sr. disc. notes
stepped-coupon zero %
(11s, 8/15/2005), 2005
(United Kingdom) ++                          135,000          89,438        350,000         231,875      110,000          72,875
Young Broadcasting Corp. company
guaranty Ser. B, 9s, 2006                         --              --        250,000         233,750      150,000         140,250
                                                        ------------                   ------------                 ------------
                                                           2,299,039                      9,304,184                    2,500,394

Building and Construction                                        0.2%                           0.3%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cemex S.A. 144A bonds 12 3/4s,
2006 (Mexico)                                 75,000          81,750        220,000         239,800       70,000          76,300
Continental Homes Holding Corp.
sr. notes 10s, 2006                          200,000         199,000        500,000         497,500      200,000         199,000
Presley Co. sr. notes 12 1/2s, 2001           60,000          58,350        200,000         194,500           --              --
Schuller International Corp. sr.
notes 10 7/8s, 2004                           80,000          87,400        315,000         344,138      105,000         114,713
Scotsman Group, Inc. sr. secd. notes
9 1/2s, 2000                                 300,000         300,750        745,000         746,863      250,000         250,625
Triangle Pacific Corp. sr. notes
10 1/2s, 2003                                100,000         104,000        300,000         312,000      125,000         130,000
Waxman Industries Inc. sr. notes
stepped-coupon Ser. B, zero %
(12 3/4s, 6/1/99), 2004 ++                    20,000          14,200         60,000          42,600       20,000          14,200
                                                        ------------                   ------------                 ------------
                                                             845,450                      2,377,401                      784,838

Business Equipment and Services                                  0.1%                           0.2%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Corporate Express, Inc. sr. sub.
notes Ser. B, 9 1/8s, 2004                   150,000         150,000        300,000         300,000      155,000         155,000
Iron Mountain Inc. sr. sub. notes
10 1/8s, 2006                                 15,000          15,281         50,000          50,938       15,000          15,281
Lamar Advertising Co. sr. secd.
notes 11s, 2003                              200,000         209,500        600,000         628,500      200,000         209,500
Muzak Inc. sr. notes 10s, 2003                15,000          15,094         45,000          45,281       15,000          15,094
Pierce Leahy Corp. sr.  sub. notes
144A 11 1/8s, 2006                            35,000          37,362        105,000         112,087       30,000          32,025
United Stationer Supply, Inc.
sr. sub. notes 12 3/4s, 2005                 250,000         270,000        545,000         588,600      200,000         216,000
                                                        ------------                   ------------                 ------------
                                                             697,237                      1,725,406                      642,900

Cable Television                                                 0.1%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications
International disc. notes
stepped-coupon Ser. B,
 zero % (14s, 3/15/01), 2007 ++             $200,000        $121,000       $490,000        $296,450     $200,000        $121,000
Charter Communications
International sr. notes
11 1/4s, 2006                                     --              --        250,000         257,500           --              --
UIH Australia sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 5/15/01), 2006 ++                      210,000         112,350        610,000         326,350      200,000         107,000
                                                        ------------                   ------------                 ------------
                                                             233,350                        880,300                      228,000

Cellular Communications                                           --%                           0.1%                         0.2%
---------------------------------------------------------------------------------------------------------------------------------
Airtouch Communications, Inc.
notes 7 1/8s, 2001                           140,000         140,904        390,000         392,519      405,000         407,616
Orbcomm Global Capital Corp.
144A sr. notes 14s, 2004                      60,000          61,500        175,000         179,375       55,000          56,375
                                                        ------------                   ------------                 ------------
                                                             202,404                        571,894                      463,991

Chemicals                                                        0.2%                           0.5%                         0.5%
---------------------------------------------------------------------------------------------------------------------------------
Acetex Corp. sr. notes 9 3/4s, 2003
(Canada)                                     135,000         131,625        275,000         268,125      115,000         112,125
Arcadian Partner sr. notes
10 3/4s, 2005                                250,000         275,000        750,000         825,000      200,000         220,000
Carlisle Plastic sr. notes
10 1/4s, 1997                                 75,000          75,656        325,000         327,844      100,000         100,875
G-I Holdings, Inc. sr. disc. notes
Ser. B, zero %, 1998                              --              --      1,500,000       1,293,750           --              --
Great Lakes Carbon Corp.
 sr. notes 10s, 2006                              --              --        225,000         236,250      150,000         157,500
IMC Fertilizer Group, Inc. deb.
9.45s, 2011                                  200,000         214,000             --              --           --              --
Sociedad Quimica Y Minera de Chile
S.A. 144A bonds 7.7s, 2006 (Chile)            55,000          55,206        160,000         160,600      170,000         170,638
Texas Petrochemical 144A sr. sub.
notes 11 1/8s, 2006                           15,000          15,825         50,000          52,750       15,000          15,825
Union Carbide Global Enterprises
sr. sub. notes Ser. B, 12s, 2005             150,000         171,188        250,000         285,313      250,000         285,313
                                                        ------------                   ------------                 ------------
                                                             938,500                      3,449,632                    1,062,276

Conglomerates                                                    0.1%                           0.1%                          --%
---------------------------------------------------------------------------------------------------------------------------------
ADT Ltd. sr. sub. notes 9 1/4s, 2003          50,000          51,750             --              --           --              --
Axia, Inc. sr. sub. notes Ser. B,
11s, 2001                                     75,000          75,750             --              --           --              --
Congoleum Corp. sr. notes 9s, 2001                --              --        500,000         488,750           --              --
MacAndrews & Forbes Holdings, Inc.
 sub. deb. notes 13s, 1999                   130,000         130,000        215,000         215,000        5,000           5,000
                                                        ------------                   ------------                 ------------
                                                             257,500                        703,750                        5,000

Consumer Durable Goods                                            --%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Exide Corp. sr. notes 10 3/4s, 2002               --              --             --              --      125,000         130,313
Remington Products Co. LLC
144A sr. sub. notes 11s, 2006                 35,000          35,350        595,000         600,950       30,000          30,300
Selmer Co., Inc. sr. sub. notes
11s, 2005                                    160,000         168,000        250,000         262,500       25,000          26,250
                                                        ------------                   ------------                 ------------
                                                             203,350                        863,450                      186,863

Consumer Non Durables                                            0.1%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
E&S Holdings Corp. 144A sr. sub.
notes 10 3/8s, 2006                          $20,000         $20,350        $60,000         $61,050      $20,000         $20,350
Foamex (L.P.) Capital Corp. sr.
notes 11 1/4s, 2002                           10,000          10,400             --              --       15,000          15,600
Guess Jeans, Inc. sr. sub. notes
9 1/2s, 2003                                 200,000         203,500        425,000         432,438      100,000         101,750
                                                        ------------                   ------------                 ------------
                                                             234,250                        493,488                      137,700

Consumer Services                                                0.5%                           0.9%                         1.2%
---------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.
 sr. notes 12 1/2s, 2002                     125,000         131,875        350,000         369,250      100,000         105,500
Cablevision Systems Corp. sr. sub.
deb.  9 7/8s, 2023                           300,000         282,000        610,000         573,400       90,000          84,600
Cablevision Systems Corp. sr. sub.
notes  9 7/8s, 2013                               --              --        100,000          96,250           --              --
Cellular, Inc. sr. sub. disc. notes
stepped-coupon zero %
 (11 3/4s, 9/1/98), 2003 ++                  100,000          84,500        350,000         295,750      100,000          84,500
Century Communications Corp.
sr. sub. deb. 11 7/8s, 2003                   10,000          10,700         25,000          26,750           --              --
Century Communications Corp.
 sr. notes 9 1/2s, 2005                           --              --        750,000         748,125           --              --
CF Cable TV, Inc. sr. notes 11 5/8s,
2005 (Canada)                                 75,000          84,750        300,000         339,000      125,000         141,250
Coinmach Corp. sr. notes Ser. B,
11 3/4s, 2005                                105,000         112,350             --              --       79,000          84,530
Continental Cablevision, Inc.
sr. notes 8 1/2s, 2001                            --              --             --              --       70,000          73,228
Falcon Holdings Group, Inc. sr. sub.
notes 11s, 2003 ++++                         150,019         138,768        486,599         450,104      169,625         156,903
Host Marriott Corp. sr. notes
Ser. B, 9 1/2s, 2005                         250,000         251,250        750,000         753,750      210,000         211,050
John Q Hammons Hotels, Inc.
1st mtge. 8 7/8s, 2004                        20,000          19,200             --              --       40,000          38,400
Marvel Parent Holdings, Inc. sr.
secd. disc. notes zero %, 1998               200,000         157,000        680,000         533,800      245,000         192,325
Metrocall, Inc. sr. sub. notes
10 3/8s, 2007                                200,000         166,000             --              --      200,000         166,000
Mohegan Tribal Gaming 144A sr. secd.
notes 13 1/2s, 2002                          100,000         125,000        425,000         531,250      100,000         125,000
Rogers Communications, Inc. sr. deb.
10 7/8s, 2004                                 75,000          77,250             --              --      125,000         128,750
Service Corp. International notes
6 3/8s, 2000                                 110,000         107,837        300,000         294,102      375,000         367,628
SFX Broadcasting, Inc. sr. sub.
notes Ser. B, 10 3/4s, 2006                  200,000         208,000        510,000         530,400      200,000         208,000
Specialty Retailers, Inc. sr.
sub. notes 11s, 2003                         200,000         205,000        500,000         512,500      200,000         205,000
Telemedia Broadcasting Corp. 144A
deb. stepped-coupon 3.8s,
(16s, 6/15/99), 2004 ++                           --              --        209,000         189,668           --              --
Universal Outdoor, Inc. sub. deb.
11s, 2003                                    125,000         140,000        275,000         308,000      275,000         308,000
                                                        ------------                   ------------                 ------------
                                                           2,301,480                      6,552,099                    2,680,664

Electronics and Electrical Equipment                              --%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp. sr. sub. notes
12 3/4s, 2002                                $25,000         $27,563      $      --     $        --     $120,000        $132,300
Amphenol Corp. sr. notes
10.45s, 2001                                      --              --        500,000         540,105           --              --
International Semi-Tech. Corp.
sr. secd. disc. notes stepped-coupon
zero % (11 1/2s, 8/15/00),
2003 (Canada) ++                             200,000         121,500        588,000         357,210      185,000         112,388
                                                        ------------                   ------------                 ------------
                                                             149,063                        897,315                      244,688

Entertainment                                                    0.3%                           0.5%                         0.7%
---------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 144A
1st. mtge. 13 1/4s, 2004                      50,000          49,750        135,000         134,325       45,000          44,775
Bally Park Place Funding
1st mtge.  9 1/4s, 2004                           --              --        400,000         430,000      125,000         134,375
Cinemark USA, Inc. 144A sr. sub.
notes  9 5/8s, 2008                           80,000          80,000        240,000         240,000       70,000          70,000
Guitar Center Management 144A
sr. notes 11s, 2006                           20,000          20,950         65,000          68,088       20,000          20,950
Harveys Casino Resorts sr. sub.
notes 10 5/8s, 2006                           25,000          26,125         70,000          73,150       20,000          20,900
Premier Parks, Inc. sr. notes
Ser. A, 12s, 2003                            250,000         267,500        450,000         481,500      225,000         240,750
Six Flags Corp. sr. sub. notes
stepped-coupon zero %
(12 1/4s, 6/15/98), 2005 ++                  275,000         241,313        700,000         614,250      150,000         131,625
Time Warner Entertainment Co.
deb. 7 1/4s, 2008                             95,000          90,089        275,000         260,785      365,000         346,133
Time Warner, Inc. notes
8 7/8s, 2012                                  70,000          74,448        210,000         223,343      220,000         233,979
Trump A.C. 1st. mtge.
11 1/4s, 2006                                250,000         246,250        750,000         738,750      200,000         197,000
Trump Holdings & Funding Corp.
 sr. notes 15 1/2s, 2005                     210,000         243,600        350,000         406,000           --              --
Viacom International, Inc.
 sub. deb. 8s, 2006                          250,000         233,438        500,000         466,875      200,000         186,750
                                                        ------------                   ------------                 ------------
                                                           1,573,463                      4,137,066                    1,627,237

Enviromental Control                                              --%                            --%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
WMX Technologies Inc.
notes 7.1s, 2026                              95,000          96,255        285,000         288,765      305,000         309,029

Food and Beverages                                               0.1%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Canandaigua Wine sr. sub. notes
8 3/4s, 2003                                 125,000         120,625        300,000         289,500           --              --
Mafco, Inc. sr. sub. notes
11 7/8s, 2002                                150,000         162,000             --              --      150,000         162,000
Stater Brothers sr. notes
11s, 2001                                    145,000         153,700        455,000         482,300      140,000         148,400
                                                        ------------                   ------------                 ------------
                                                             436,325                        771,800                      310,400

Health Care                                                      0.1%                           0.3%                         0.5%
---------------------------------------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.
 notes 6.41s, 2000                           150,000         148,121        400,000         394,988      450,000         444,362
Ivac Corp. sr. notes 9 1/4s, 2002            175,000         177,188        500,000         506,250      150,000         151,875
Manor Care, Inc. sr. notes
7 1/2s, 2006                                  85,000          85,302        245,000         245,870      285,000         286,012
Merit Behavioral Care sr. sub.
notes 11 1/2s, 2005                               --              --        150,000         158,250           --              --
Paracelsus Healthcare sr. sub.
notes 10s, 2006                             $190,000        $196,650       $700,000        $724,500     $200,000        $207,000
Quorum Health Group, Inc.
 sr. sub. notes 8 3/4s, 2005                      --              --             --              --      100,000         100,250
Total Renal Care Holdings, Inc.
sr. disc. notes stepped-coupon 8s,
(12s, 8/15/97), 2004 ++                           --              --             --              --       65,000          68,413
                                                        ------------                   ------------                 ------------
                                                             607,261                      2,029,858                    1,257,912

Insurance and Finance                                            0.9%                           1.5%                         4.6%
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Bank N.V. sub. notes
7.55s, 2006                                  165,000         168,099        505,000         514,484      525,000         534,860
Aegon NV sub. notes 8s, 2006
(Netherlands)                                105,000         109,811        315,000         329,433      335,000         350,350
American Life Holding Co.
sr. sub. notes 11 1/4s, 2004                 250,000         280,625        500,000         561,250      200,000         224,500
AIM Management Group
sr. secd. notes 9s, 2003                      50,000          51,500        200,000         206,000           --              --
Berkeley Federal Bank & Trust
sub. deb. 12s, 2005                           35,000          37,975        120,000         130,200       35,000          37,975
BankAmerica Corp. sub. notes
8 3/8s, 2002                                 150,000         159,324        410,000         435,486      505,000         536,391
Banponce Financial Corp. med. term
 notes 6 3/4s, 2001                           95,000          93,900        285,000         281,700      300,000         296,526
Capital One Bank sr. notes 7.35s,
2000                                         250,000         251,610        700,000         704,508      900,000         905,796
Chevy Chase Savings Bank Inc. sub.
deb. 9 1/4s, 2005                            150,000         153,375        350,000         357,875      100,000         102,250
Citicorp sub. notes 7 5/8s, 2005             250,000         254,215        650,000         660,959      850,000         864,331
Commercial Credit Co. notes
7 7/8s, 2025                                 175,000         183,334        400,000         419,048      500,000         523,810
Conseco Inc. sr. notes 10 1/2s, 2004          95,000         109,710        280,000         323,355      300,000         346,452
Contifinancial Corp. sr. notes
8 3/8s, 2003                                 150,000         149,625        465,000         463,838      145,000         144,638
First Nationwide Holdings sr.
sub. notes 9 1/8s, 2003                      150,000         147,375        100,000          98,250      150,000         147,375
First Nationwide Holdings 144A
sr. sub. notes 10 5/8s, 2003                  30,000          31,350        200,000         209,000       50,000          52,250
Ford Motor Credit Corp.
 sr. notes 7s, 2001                          235,000         236,322        700,000         703,938      745,000         749,191
General Motors Acceptance Corp.
med. term notes 6 3/4s, 2002                 250,000         246,123        600,000         590,694      800,000         787,592
Keystone Group, Inc. sr. secd. notes
9 3/4s, 2003                                  95,000         101,650        290,000         310,300      100,000         107,000
MCII Holding (USA), Inc. bonds
stepped-coupon zero %
(12.0s,11/15/98), 2002 ++                    200,000         162,000        505,000         409,050      200,000         162,000
Merita Bank Ltd. sub. notes 6 1/2s,
2006 (Finland)                               220,000         205,372        605,000         564,774      710,000         662,792
NationsBank Corp. sub. notes
 6 1/2s, 2006                                200,000         188,228        600,000         564,684      700,000         658,798
Ocwen Financial Corp. notes
11 7/8s, 2003                                 25,000          26,188         70,000          73,325       20,000          20,950
Pioneer Finance Corp. 1st mtge.
13 1/2s, 1998                                     --              --         25,000          22,438           --              --
Reliance Group Holdings, Inc.
sr. sub. deb. 9 3/4s, 2003                    85,000          85,850         25,000          25,250       80,000          80,800
Reliance Group Holdings, Inc.
sr. notes 9s, 2000                            75,000          75,750        425,000         429,250       50,000          50,500
Royal Bank of Scotland sub. notes
6 3/8s, 2011 (United Kingdom)                235,000         210,569        700,000         627,228      825,000         739,233
Sampoerna International Finance Co.
144A company guaranty 8 3/8s,
2006 (Indonesia)                            $100,000        $101,421       $280,000        $283,979     $335,000        $339,760
Smith Barney Hldgs. notes 7s, 2000           130,000         130,595        355,000         356,626      435,000         436,992
Travelers Group, Inc. sr. notes
 7 3/4s, 2026                                 70,000          69,600        200,000         198,856      265,000         263,484
Van Kampen Merritt sr. notes
9 3/4s, 2003                                 250,000         266,875        525,000         560,438      250,000         266,875
                                                        ------------                   ------------                 ------------
                                                           4,288,371                     11,416,216                   10,393,471

Lodging                                                           --%                            --%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Wyndham Hotel Corp. sr. sub.
notes 10 1/2s, 2006                           20,000          20,525         60,000          61,575       20,000          20,525

Medical Supplies and Devices                                      --%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Graphic Controls Corp. sr. sub.
notes Ser. A, 12s, 2005                      100,000         108,250        300,000         324,750      150,000         162,375
Wright Medical Technology,
Inc. sr.  secd. notes Ser. B,
10 3/4s, 2000                                100,000          99,750        130,000         129,675       40,000          39,900
                                                        ------------                   ------------                 ------------
                                                             208,000                        454,425                      202,275

Metals and Mining                                                 --%                           0.1%                         0.2%
---------------------------------------------------------------------------------------------------------------------------------
Noranda Inc. notes 7s, 2005
(Canada)                                     160,000         154,051        400,000         385,128      460,000         442,897
Renco Metals, Inc. sr. notes
11 1/2s, 2003                                 25,000          26,063         80,000          83,400       25,000          26,063
Royal Oak Mines, Inc. 144A
sr. sub. notes 11s, 2006
(Canada)                                      45,000          46,069        130,000         133,088       40,000          40,950
                                                        ------------                   ------------                 ------------
                                                             226,183                        601,616                      509,910

Oil and Gas                                                      0.2%                           0.3%                         0.7%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. sr. notes
10 1/2s, 2002                                100,000         105,750             --              --           --              --
Chesapeake Energy Corp. sr. notes
 9 1/8s, 2006                                     --              --        125,000         123,438           --              --
Cliffs Drilling Co. company guaranty
Ser. B, 10 1/4s, 2003                         20,000          20,800         60,000          62,400       20,000          20,800
Columbia Gas System, Inc. notes
Ser. E, 7.32s, 2010                          150,000         144,030        400,000         384,080      500,000         480,100
Flores & Rucks Corp. sr. sub. notes
9 3/4s, 2006                                  25,000          25,313         70,000          70,875       20,000          20,250
Gulf Canada Resources Ltd. sr. sub.
notes 9 5/8s, 2005 (Canada)                  125,000         130,313        350,000         364,875      100,000         104,250
Lasmo (USA) Inc. company guaranty
7 1/2s, 2006                                 100,000         100,706        200,000         201,412      200,000         201,412
Maxus Energy Corp. global notes
9 7/8s, 2002                                  50,000          50,750        175,000         177,625       50,000          50,750
Norcen Energy Resources Inc. deb.
7 3/8s, 2006 (Canada)                         45,000          44,478             --              --      150,000         148,260
Petroliam Nasional Berhad 144A
notes 6 7/8s, 2003 (Malaysia)                130,000         128,127        350,000         344,957      400,000         394,236
Transcontinental Gas Pipeline deb.
9 1/8s, 2017                                 100,000         104,704             --              --           --              --
TransTexas Gas Corp. sr. secd. notes
11 1/2s, 2002                                125,000         132,813        375,000         398,438      100,000         106,250
                                                        ------------                   ------------                 ------------
                                                             987,784                      2,128,100                    1,526,308

Packaging and Containers                                          --%                           0.2%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ivex Packaging Corp. sr. sub. notes
12 1/2s, 2002                               $170,000        $179,350       $495,000        $522,225     $185,000        $195,175
Printpack, Inc. 144A sr. notes
10 5/8s, 2006                                 15,000          15,450         40,000          41,200       15,000          15,450
Printpack, Inc. 144A sr. notes
 9 7/8s, 2004                                 30,000          30,675         85,000          86,913       25,000          25,563
Riverwood International company
guaranty 10 7/8s, 2008                            --              --        750,000         738,750           --              --
                                                        ------------                   ------------                 ------------
                                                             225,475                      1,389,088                      236,188

Paper and Forest Products                                        0.2%                           0.4%                         0.4%
---------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd. sr. notes
8 3/4s, 2004 (Canada)                        200,000         186,000        600,000         558,000      150,000         139,500
Domtar, Inc. deb. 9 1/2s, 2016
(Canada)                                      50,000          52,250        175,000         182,875       70,000          73,150
Domtar, Inc. notes 8 3/4s, 2006
(Canada)                                      20,000          20,400         70,000          71,400           --              --
Florida Coast Paper LLC 144A
1st. mtge. 12 3/4s, 2003                     205,000         220,887        650,000         700,375      200,000         215,500
Gaylord Container Corp. sr. notes
11 1/2s, 2001                                160,000         169,600        300,000         318,000      100,000         106,000
Rainy River Forest Products
sr. notes 10 3/4s, 2001 (Canada)             225,000         242,156        250,000         269,063      200,000         215,250
Repap New Brunswick sr. notes
10 5/8s, 2005 (Canada)                       150,000         151,125        400,000         403,000      150,000         151,125
Stone Container Corp. sr. notes
11 1/2s, 2004                                 50,000          52,500        250,000         262,500       75,000          78,750
Stone Container Corp. sr.
sub. notes 10 3/4s, 1997                      10,000          10,150         30,000          30,450       15,000          15,225
                                                        ------------                   ------------                 ------------
                                                           1,105,068                      2,795,663                      994,500

Pharmaceuticals                                                  0.1%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Phar-Mor, Inc. sr. notes 11.72s,
2002                                         100,000         103,750        300,000         311,250      100,000         103,750
Twin Laboratories, Inc. 144A
 sr. sub. notes 10 1/4s, 2006                200,000         201,000        250,000         251,250      200,000         201,000
                                                        ------------                   ------------                 ------------
                                                             304,750                        562,500                      304,750

Publishing                                                       0.1%                           0.1%                         0.2%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operation, Inc.
sr. sub. notes 11 5/8s, 2004                 175,000         184,188        475,000         499,938      150,000         157,875
News America Holdings, Inc.
sr. notes 8 5/8s, 2003 (Australia)           115,000         122,622        300,000         319,884      375,000         399,855
                                                        ------------                   ------------                 ------------
                                                             306,810                        819,822                      557,730

Real Estate                                                       --%                            --%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Chelsea Piers 1st mtge. Ser. B,
12 1/2s, 2004                                110,000         102,850        250,000         233,750       90,000          84,150
Chelsea Piers 144A 1st mtge.
stepped-coupon Ser. B, zero%
(11s, 6/15/99), 2009 ++                        5,000           4,675         10,000           9,350        5,000           4,675
                                                        ------------                   ------------                 ------------
                                                             107,525                        243,100                       88,825

Recreation                                                       0.2%                           0.3%                         0.3%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Gaming Corp. 12 7/8s, 2003          170,000         175,950         60,000          62,100       20,000          20,700
Casino America, Inc. sr. notes
12 1/2s, 2003                                 40,000          41,850        120,000         125,550       35,000          36,619
Casino Magic Corp. 144A
1st mtge. 13s, 2003                           40,000          40,600        125,000         126,875       35,000          35,525
Coast Hotels & Casino
company guaranty Ser. B,
13s, 2002                                    200,000         216,500        600,000         649,500      200,000         216,500
Empress River Casino sr. notes
10 3/4s, 2002                                100,000         107,000        450,000         481,500      125,000         133,750
Grand Casinos, Inc. 1st mtge.
10 1/8s, 2003                                150,000         147,563        450,000         442,688      125,000         122,969
Lady Luck Gaming 1st mtge.
11 7/8s, 2001                                150,000         147,000        500,000         490,000      100,000          98,000
                                                        ------------                   ------------                 ------------
                                                             876,463                      2,378,213                      664,063

Retail                                                           0.2%                           0.4%                         0.5%
---------------------------------------------------------------------------------------------------------------------------------
Brylane (L.P.) sr. sub.
notes 10s, 2003                              200,000         204,500        500,000         511,250      190,000         194,275
Finlay Enterprises, Inc. sr. notes
10 5/8s, 2003                                240,000         243,000        700,000         708,750      200,000         202,500
K mart Corp. deb. 7 3/4s, 2012               250,000         193,750        750,000         581,250      200,000         155,000
Loehmann's, Inc. sr. notes
11 7/8s, 2003                                 55,000          58,300        155,000         164,300       50,000          53,000
Safeway, Inc. sr. notes 10s, 2002                 --              --        200,000         224,750       50,000          56,188
Safeway, Inc. sr. sub. notes
9.35s, 1999                                   30,000          30,900             --              --           --              --
Sears Roebuck Acceptance
Corp. med. term notes
6.15s, 2005                                   65,000          63,521        185,000         180,791      245,000         239,426
Southland Corp. 1st priority
sr. sub. deb. 5s, 2003                       275,000         215,875        675,000         529,875      250,000         196,250
Waban, Inc. sr. sub.
notes 11s, 2004                               50,000          52,875        150,000         158,625      150,000         158,625
                                                        ------------                   ------------                 ------------
                                                           1,062,721                      3,059,591                    1,255,264

Specialty Consumer Products                                       --%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Herff Jones, Inc. sr. sub.
notes 11s, 2005                              190,000         201,400        550,000         583,000      150,000         159,000

Telecommunications                                               0.7%                           1.4%                        1.7%
---------------------------------------------------------------------------------------------------------------------------------
A+ Network Inc. sr. sub. notes
11 7/8s, 2005                                250,000         243,125        550,000         534,875           --              --
American Communication
Services, Inc. sr. disc. notes
stepped-coupon zero %
(12 3/4s, 4/1/01), 2006 ++                   230,000         121,900      1,215,000         643,950      185,000          98,050
Arch Communications Group
sr. disc. notes stepped-coupon
zero % (10 7/8s, 3/15/01),
2008 ++                                      500,000         280,000      1,250,000         700,000      500,000         280,000
BellSouth Telecommunication
deb. 6 3/4s, 2033                            175,000         154,137        425,000         374,332      550,000         484,429
Brooks Fiber Properties sr. disc.
notes stepped-coupon zero %
(10 7/8s, 3/1/01), 2006 ++                   250,000         153,750        500,000         307,500      250,000         153,750
Call-Net Enterprises sr. disc.
notes stepped-coupon zero %
(13 1/4s, 12/1/99), 2004 ++                  160,000         124,400        585,000         454,838      190,000         147,725
Compania Telecom Chile notes
7 5/8s, 2006 (Chile)                         135,000         135,813        405,000         407,438      430,000         432,589
Dial Call Communication, Inc.
sr. disc. notes stepped-coupon
Ser. B, zero % (10 1/4s,
12/15/98), 2005 ++                           $40,000         $25,600       $135,000         $86,400      $75,000         $48,000
GST Telecommunications, Inc. company
guaranty stepped-coupon zero %
(13 7/8s, 15/15/00), 2005 ++                 168,000          91,140        472,000         256,060      136,000          73,780
ICG Holding, Inc. company guaranty
stepped-coupon zero % (12 1/2s,
5/1/01), 2006 ++                             220,000         132,000        925,000         555,000      275,000         165,000
ICG Holding, Inc. sr. disc. notes
stepped-coupon zero %
(13 1/2s, 9/15/00), 2005 ++                  130,000          87,100        260,000         174,200      100,000          67,000
Intermedia Communication of Florida,
Inc. sr. disc. notes stepped-coupon
zero % (12 1/2s, 5/15/01), 2006 ++           200,000         125,000        300,000         187,500           --              --
Intermedia Communications of Florida,
Inc. sr. notes Ser. B, 13 1/2s, 2005         100,000         114,500        350,000         400,750           --              --
International Cabletel, Inc.
sr. notes stepped-coupon Ser. B,
zero % (11 1/2s, 2/01/01), 2006 ++           175,000         105,000        525,000         315,000      260,000         156,000
Milicom International Cellular 144A
sr. disc. notes stepped-coupon
zero % (13 1/2s, 6/01/00), 2006
(Luxembourg) ++                              130,000          74,263        365,000         208,506      125,000          71,406
MFS Communications sr. disc. notes
stepped-coupon zero %
(9 3/8s, 1/15/99), 2004 ++                    80,000          67,200        435,000         365,400       60,000          50,400
MFS Communications sr. disc. notes
stepped-coupon zero %
(8 7/8s, 1/1/01), 2006 ++                    150,000         105,000        100,000          70,000      150,000         105,000
Mobile Telecommunications Tech.
sr. notes 13 1/2s, 2002                      150,000         156,000        375,000         390,000      100,000         104,000
Mobilemedia Corp. sr. sub. notes
9 3/8s, 2007                                      --              --        200,000         160,000       75,000          60,000
NEXTEL Communications, Inc.
sr. disc. notes stepped-coupon
zero % (11 1/2s, 9/1/98),
2003 ++                                      200,000         148,000        750,000         555,000      175,000         129,500
NEXTEL Communications, Inc.
sr. disc. notes stepped-coupon
zero % (9 3/4s, 2/15/99),
2004 ++                                      260,000         167,700      1,715,000       1,106,175      450,000         290,250
Nextlink Communications sr. notes
12 1/2s, 2006                                250,000         256,250        750,000         768,750      250,000         256,250
Omnipoint Corp. 144A sr. notes
11 5/8s, 2006                                 35,000          36,400        115,000         119,600       35,000          36,400
Pagemart Nationwide, Inc. sr. disc.
notes stepped-coupon zero %
(15s, 2/1/00), 2005 ++                       210,000         142,800        600,000         408,000      210,000         142,800
Pricellular Wireless Corp. sr. disc.
notes stepped-coupon
Ser. B, zero % (14s, 11/15/97),
2001 ++                                      150,000         141,750        360,000         340,200      175,000         165,375
Sygnet Wireless, Inc. sr. notes
11 1/2s, 2006                                 25,000          25,563         75,000          76,688       20,000          20,450
Teleport Communications Group Inc.
sr. disc. notes stepped-coupon
zero % (11 1/8s, 7/1/01), 2007 ++            170,000         108,800        430,000         275,200      170,000         108,800
Wireless One, Inc. sr. notes 13s,
2003                                         150,000         155,250        350,000         362,250      125,000         129,375
                                                        ------------                   ------------                 ------------
                                                           3,478,441                     10,603,612                    3,776,329

Textiles                                                          --%                           0.1%                         0.1%
---------------------------------------------------------------------------------------------------------------------------------
Polysindo International Finance
company guaranty 11 3/8s,
2006 (Indonesia)                             $60,000         $63,150       $185,000        $194,713      $65,000         $68,413
Reeves Industries Inc. sub. deb.
 13 3/4s, 2001                                    --              --             --              --      150,000         134,625
Tultex Corp. sr. notes 10 5/8s, 2005         150,000         157,500        400,000         420,000      125,000         131,250
                                                        ------------                   ------------                 ------------
                                                             220,650                        614,713                      334,288

Tobacco                                                          --%                            --%                         0.10%
---------------------------------------------------------------------------------------------------------------------------------
RJR Nabisco, Inc. notes
8 3/4s, 2005                                  50,000          49,068        145,000         142,297      155,000         152,111

Transportation                                                   --%                            --%                          --%
---------------------------------------------------------------------------------------------------------------------------------
Blue Bird Body Co. sub. deb.
Ser. B,  11 3/4s, 2002                        30,000          31,050         80,000          82,800       20,000          20,700
Greenwich Air Services, Inc. sr.
notes 10 1/2s, 2006                           65,000          66,788        185,000         190,088       60,000          61,650
                                                        ------------                   ------------                 ------------
                                                              97,838                        272,888                       82,350

Utilities                                                        0.2%                           0.4%                         0.8%
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Light & Power
1st mtge.  7 7/8s, 2001                       40,000          40,176        125,000         125,550      130,000         130,572
Empresa National Electric company
guaranty 7.2s, 2006 (Chile)                  100,000          97,954        250,000         244,885      345,000         337,941
First PV Funding deb. 10.15s, 2016            75,000          79,500        375,000         397,500       90,000          95,400
Hidroelectric Pierda Aguila 144A
 bonds 10 5/8s, 2001
(Argentina)                                   15,000          15,075         50,000          50,250       15,000          15,075
Iberdrola S.A. notes 7 1/2s,
2002 (Spain) +                                75,000          76,875        325,000         333,125      375,000         384,375
Long Island Lighting Co. refunding
mtge. notes 9 5/8s, 2024                     200,000         199,310        700,000         697,585      200,000         199,310
Midland Funding Corp. deb. Ser. A,
11 3/4s, 2005                                150,000         161,615        250,000         269,358       25,000          26,936
Midland Funding Corp. deb. Ser. B,
13 1/4s, 2006                                 53,000          60,373        400,000         455,648      175,000         199,346
Niagara Mohawk Power Corp.
1st mtge. 6 7/8s, 2003                       150,000         134,814        400,000         359,504      150,000         134,814
Niagara Mohawk Power Corp.
1st mtge. 7 3/4s, 2006                            --              --             --              --       25,000          22,722
Southern California Edison 1st
ref. mtge. 5 7/8s, 2004                       70,000          64,795        210,000         194,384      220,000         203,641
Texas New Mexico Pwr. deb.
12 1/2s, 1999                                     --              --        250,000         272,520           --              --
                                                        ------------                   ------------                 ------------
                                                             930,487                      3,400,309                    1,750,132
Total Corporate Bonds and Notes
(cost $27,513,067, $81,405,530
and $37,513,862)                                         $27,951,628                    $83,759,192                  $38,103,123
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 4.5%                           9.1%                        13.7%
FOREIGN GOVERNMENT                         Principal                     Principal                     Principal
BONDS AND NOTES*                              Amount           Value         Amount           Value       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------

AUD  Australia (Government of)
     bonds Ser. 803, 9 1/2s, 2003             525,000        $456,537      1,555,000      $1,352,220        840,000      $730,459
CAD  Canada (Government of)
     deb. Ser. A-76, 9s, 2025                 385,000         324,527      1,145,000         965,153        520,000       438,323
CAD  Canada (Government of)
     deb. 8 3/4s, 2005                        753,000         615,427      2,570,000       2,100,463        870,000       711,052
CAD  Canada (Government of)
     deb. 7 1/2s, 2001                      2,810,000       2,166,824      7,800,000       6,014,672      4,045,000     3,119,147
CAD  Canada (Government of)
     bonds 7s, 2006                           920,000         668,753      2,810,000       2,042,605      1,260,000       915,901
DKK  Denmark (Government of)
     bonds 9s, 2000                         3,090,000         595,846      7,935,000       1,530,109      4,610,000       888,948
DKK  Denmark (Government of)
     bonds 8s, 2003                         7,310,000       1,359,605     22,465,000       4,178,320      9,175,000     1,706,481
DKK  Denmark (Government of)
     bonds 7s, 2004                         1,700,000         297,007      5,005,000         874,423      2,725,000       476,084
FRF  France Treasury bill 7s, 2000          5,145,000       1,072,872     15,690,000       3,271,791      7,175,000     1,496,182
FRF  France Treasury bill 4 1/2s, 1998      3,285,000         642,039     10,225,000       1,998,433      4,670,000       912,732
DEM  Germany (Federal Republic of)
     bonds Ser. 95 7 3/8s, 2005               690,000         492,502      2,020,000       1,441,816        835,000       595,998
DEM  Germany (Federal Republic of)
     bonds Ser. 95 6 7/8s, 2005               220,000         152,125        785,000         542,808        895,000       618,870
DEM  Germany (Federal Republic of)
     bonds Ser. 96, 6 1/4s, 2006              780,000         517,102      2,335,000       1,547,990      1,065,000       706,043
DEM  Germany (Federal Republic of)
     bonds Ser. 115 5 7/8s, 2000            1,305,000         892,107      2,871,000       1,962,634             --            --
DEM  Germany (Federal Republic of)
     bonds 5 5/8s, 1998                       355,000         241,051      1,165,000         791,054        490,000       332,718
DEM  Germany (Federal Republic of)
     bonds Ser. 116
     5 3/4s, 2000                           1,635,000       1,112,336      5,290,000       3,598,934      2,485,000     1,690,615
DEM  Germany (Federal Republic of)
     bonds Ser. 118, 5 1/4s, 2001           2,765,000       1,840,311      8,685,000       5,780,508      3,980,000     2,648,984
ITL  Italy (Government of) bonds
     9 1/2s, 2001                       1,370,000,000         952,615  4,185,000,000       2,909,995  1,880,000,000     1,307,238
ITL  Italy (Government of) bonds
     9 1/2s, 2001                       3,760,000,000       2,608,304 11,390,000,000       7,901,219  5,140,000,000     3,565,607
USD  Quebec (Province of) deb.
     Ser.. NN, 7 1/8s, 2024                   135,000         123,516        395,000         361,397        420,000       384,271
ESP  Spain (Government of)
     deb. 10.1s, 2001                     212,000,000       1,821,839    640,100,000       5,500,751    289,900,000     2,491,279
SEK  Sweden (Government of)
     bonds Ser. 1036 10 1/4s, 2000          4,500,000         762,804     13,700,000       2,322,315      6,200,000     1,050,974
SEK  Sweden (Government of)
     deb. Ser. 1035 6s, 2005                4,200,000         581,426     12,600,000       1,744,279      5,700,000       789,078
DEM  Treuhandanstalt (Germany
     Republic of) 7 1/8s, 2003                     --              --             --              --        230,000       162,961
GBP  United Kingdom Conversion
     stock 9s, 2000                           180,000         300,371        520,000         867,739        265,000       442,213
GBP  United Kingdom Treasury bonds
     8 1/2s, 2007                             780,000       1,287,871      1,655,000       2,732,599        965,000     1,593,328
GBP  United Kingdom Treasury
     notes 7 3/4s, 2006                       225,000         353,558        665,000       1,044,961        300,000       471,411
GBP  United Kingdom Treasury
     notes  7s, 2001                               --              --      1,676,000       2,612,312             --            --
GBP  United Kingdom Treasury
     bonds  6 3/4s, 2004                      480,000         717,159      1,105,000       1,650,960        745,000     1,113,091
                                                         ------------                   ------------                 ------------
Total Foreign Government Bonds
and Notes   (cost $22,848,557,
$69,241,666 and $31,186,075)                              $22,956,434                    $69,642,460                  $31,359,988
---------------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                       BALANCED                 CONSERVATIVE
                                                                 3.2%                           6.5%                        21.9%
U.S. GOVERNMENT AND                        Principal                      Principal                    Principal
AGENCY OBLIGATIONS*                           Amount           Value         Amount           Value       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage
Association pass-through
certificates
9 1/2s, Dwarf, May 1, 2007                  $170,788        $179,059       $644,481        $675,694     $773,378        $810,833
7 1/2s, June 1, 2026                       1,007,745         995,773      2,497,731       2,468,059    3,523,855       3,481,993
7.4s, May 1, 2026                            209,483         206,079        573,584         564,264      698,276         686,930
7s,  with various due date from
 June 1, 2025 to May 1, 2026                 373,927         360,720        552,942         533,413    1,066,029       1,028,379
7s, TBA, October 16, 2026                  1,015,000         979,150      3,020,000       2,913,334    3,215,000       3,101,446
6 1/2s, with various due dates
from August  1, 2025 to
May 1, 2026                                  728,901         684,482      1,704,378       1,600,516    1,968,082       1,848,149
6 1/2s, Dwarf,  with various due
dates from January 1, 2011
to June 1, 2011                              603,161         584,686      1,627,486       1,577,637    2,063,445       2,000,244
Financing Corp. bonds 9.8s,
November 30, 2017                            200,000         252,406        500,000         631,015      750,000         946,523
Financing Corp. bonds zero %,
April 4, 2006                                300,000         152,919        900,000         458,757    1,200,000         611,676
Financing Corp. deb. zero %,
March 11, 2006                               300,000         151,929        900,000         455,787    1,200,000         607,716
Government National Mortgage
Association pass-through
certificates
9s,  with various due dates from
July 15, 2024 to May 15, 2026                605,913         634,882      1,630,065       1,708,000    2,227,456       2,333,953
9s, Midget, November 15, 2006                195,184         203,174        548,954         571,427      731,938         761,903
8s, with various due date from
November 15, 2022 to
15-Sep-26                                    693,000         699,493      2,160,878       2,181,422    2,650,042       2,679,899
7 1/2s, with various due dates
from August 15, 2025 to
 June 15, 2026                             1,126,884       1,112,797      3,151,144       3,111,756    4,241,706       4,188,690
7s, with various due dates from
December 15, 2025 to
15-Jun-26                                    710,085         683,456      1,712,474       1,648,258    1,994,701       1,919,901
7s, Midget, with various dues date
from December 15, 2007 to
15-Jun-09                                    126,895         125,903        665,611         660,407      674,922         669,645
7s, TBA, October 16, 2026                         --              --        340,000         327,250      435,000         418,688
U.S. Treasury Bonds
9 7/8s, November 15, 2015                  $      --     $        --       $535,000        $693,660    $      --     $        --
8 1/8s, August 15, 2019#                   1,875,000       2,096,775      5,485,000       6,133,766    5,050,000       5,647,314
U.S. Treasury Notes
6 7/8s, August 31, 1999#                     660,000         670,105      2,625,000       2,665,189    4,760,000       4,832,876
6 1/2s, August 15, 2005                      620,000         612,058        200,000         197,438    2,080,000       2,053,355
6 3/8s, July 15, 1999#                     1,010,000       1,013,474      2,925,000       2,935,062    1,765,000       1,771,072
6 1/4s, April 30, 2001                     3,575,000       3,546,507      7,630,000       7,569,189    7,935,000       7,871,758
6 1/4s, June 30, 1998#                            --              --      1,985,000       1,990,578           --              --
5 3/4s, August 15, 2003                           --              --      5,150,000       4,912,637           --              --
                                                        ------------                   ------------                 ------------
Total U.S. Government and
 Agency Obligations
(cost $15,997,964, $49,359,579,
and $50,573,580)                                         $15,945,827                    $49,184,515                  $50,272,943
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 0.3%                           0.5%                         2.1%
ASSET-BACKED                               Principal                      Principal                    Principal
SECURITIES*                                   Amount           Value         Amount           Value       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
Aames Mortgage Trust Ser. 96-B,
 Class A1C, 7 5/8s, 2024                    $230,000        $233,019       $635,000        $643,334     $750,000        $759,844
Associates Manufactured Housing
Ser. 96-1, Class A3, 7s, 2027                120,000         120,675        360,000         362,025      385,000         387,166
Discover Card Master Trust
 Ser. 95-2, Class A, 6.55s, 2003             150,000         149,015        400,000         397,372      500,000         496,715
Fifth Third Auto Grantor Trust
Ser. 96-B, Class A, 6.45s, 2002              120,000         120,384        365,000         366,168      385,000         386,232
First Deposit Master Trust
Ser. 93-2A, 5 3/4s, 2001                      50,000          49,641        175,000         173,742      195,000         193,598
First Plus Home Loan Trust
Ser. 96-2, Class A2, 6.95s, 2006             194,942         195,826        529,843         532,244      639,810         642,710
Green Tree Financial Corp.
Ser. 93-4, Class A1, 4.85s, 2019              17,355          17,317         45,534          45,434       49,453          49,344
Green Tree Financial Corp.
Ser. 95-10, Class A, 5 3/4s, 2027             77,231          77,207        205,951         205,885      283,182         283,091
MBNA Master Card Trust Ser. 95-F,
 Class A, 6.6s, 2003                         145,000         144,727        390,000         389,267      490,000         489,079
Premier Auto Trust Ser. 96-4,
Class A4, 6.4s, 2001                         110,000         109,622        345,000         343,813      360,000         358,762
Standard Credit Card Master Trust
Ser. 94-4A, 8 1/4s, 2003                     225,000         236,671        570,000         599,566      660,000         694,234
                                                        ------------                   ------------                 ------------
Total Asset-Backed Securities
(cost $1,463,482,  $4,079,320
and $4,766,873)                                           $1,454,104                     $4,058,850                   $4,740,775
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 0.3%                           0.5%                         1.9%
COLLATERALIZED MORTGAGE                    Principal                      Principal                    Principal
OBLIGATIONS*                                  Amount           Value         Amount           Value       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance
Corp. Ser. 94-1, Class B2,
6.611s, 2025                               $      --     $        --       $189,505        $170,436     $189,133        $170,101
Citicorp Mtge. Securities, Inc.
Ser. 94-9, Class A3,
5 3/4s, 2009                                 205,000         196,800        535,000         513,600      615,000         590,400
CBM Funding Corp. Ser. 96-1,
Class A1, 7.55s, 2004                        105,410         106,580        265,635         268,582      320,449         324,004
Collateralized Mortgage
Obligation Trust Ser. 64,
Class Z, 9s, 2020                            407,953         437,275      1,266,354       1,357,373    1,359,843       1,457,582
Federal National Mortgage
Association Ser. 94-63A,
7s, 2023                                     115,336         104,379        408,481         369,675      408,481         369,675
GE Capital Mortgage
Services, Inc. Ser. 94-8A2,
6s, 2024                                      90,000          87,975        335,000         327,463      375,000         366,563
GE Capital Mortgage
Services, Inc. Ser. 96-12,
Class A4, 7 1/4s, 2011                       139,141         136,619        377,667         370,822      452,207         444,011
Residential Funding Mortgage
Securities I Ser. 93-S36,
Class A3, 5.065s, 2008                       225,000         216,984        500,000         482,188      600,000         578,625
                                                        ------------                   ------------                 ------------
Total Collateralized
 Mortgage Obligations
(cost $1,283,273,  $3,831,436
and $4,273,073)                                           $1,286,612                     $3,860,139                   $4,300,961
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 0.2%                           0.4%                         0.4%
PREFERRED STOCKS*                          Number of                      Number of                    Number of
                                              Shares           Value         Shares           Value       Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.
Ser. M, $11.125 dep. shs. pfd.                 2,084        $203,190          6,149        $599,528        1,928        $187,980
California Federal Bank Ser. B,
$10.625 exch. pfd.                             1,455         160,050          3,150         346,500        1,650         181,500
Chevy Chase Savings Bank Inc.
$3.25 pfd.                                     5,675         183,019         12,500         403,125        3,150         101,588
El Paso Electric Co. $11.40 pfd                2,500         287,500          7,500         862,500        2,000         230,000
First Nationwide Bank $11.50 pfd.                 --              --          3,500         395,500           --              --
Pantry Pride Inc. Ser. B,
$14.875 pfd.                                     152          15,200            800          80,000          500          50,000
Time Warner, Inc. 144A Ser. K,
$10.25 pfd.                                      204         214,200            613         643,650          153         160,650
                                                        ------------                   ------------                 ------------
Total Preferred Stocks
(cost $1,023,133,  $3,463,638
and $887,787)                                             $1,063,159                     $3,330,803                     $911,718
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 0.1%                           0.2%                         0.2%
UNITS*                                     Number of                      Number of                    Number of
                                               Units           Value          Units           Value        Units           Value
---------------------------------------------------------------------------------------------------------------------------------
Celcaribe S.A. 144A units
stepped-coupon zero %
(13 1/2s, 3/15/98), 2004 ++                        3          32,700             22         239,800            2          21,800
Cellnet Data Systems Inc. units
stepped-coupon zero %
(13s, 6/15/00), 2005 ++                          125          97,500            400         312,000          100          78,000
Cobblestone Holdings, Inc.
144A units zero %, 2004                           30          11,850             90          35,550           30          11,850
Diva Systems Corp. 144A units
stepped-coupon zero %
(13s, 5/15/01), 2006 ++                           75          42,750            220         125,400           75          42,750
Fitzgerald Gaming Co. units
13s, 2002                                         75          57,000            225         171,000          100          76,000
Interact Systems, Inc. 144A units
stepped-coupon zero %
(14s, 8/1/99), 2003 ++                           100          69,000            300         207,000           90          62,100
International Wireless
Communications units zero %, 2001                 40          21,200            115          60,950           40          21,200
Sterling Chemical Holdings units
stepped-coupon zero %
(13 1/2s, 8/15/01), 2008 ++                       35          20,738            110          65,175           30          17,775
Terex Corp. 144A units
13 3/4s, 2002                                    125         131,563            150         157,875           50          52,625
Wireless One Inc. units
stepped-coupon zero %
(13 1/2s, 8/1/01), 2006 ++                       130          70,525            400         217,000          120          65,100
                                                        ------------                   ------------                 ------------
Total Units
(cost $508,488,  $1,493,336
and $431,873)                                               $554,826                     $1,591,750                     $449,200
---------------------------------------------------------------------------------------------------------------------------------

                                                  GROWTH                BALANCED              CONSERVATIVE
PURCHASED OPTIONS
OUTSTANDING*                                                   --%                      0.1%                        0.1%
                      EXPIRATION DATE/         Number of               Number of                 Number of
                         STRIKE PRICE          Contracts    Value      Contracts      Value      Contracts        Value
--------------------------------------------------------------------------------------------------------------------------------
Italian Government
Bonds Futures
Contracts (Call)         Nov 96/119.6 ITL  1,200,000,000  $19,068  4,000,000,000    $63,559  1,800,000,000      $28,601
Japanese Government
Bonds Futures
Contracts (Call)         Nov 96/117.5 JPY    397,000,000  169,414  1,211,000,000    516,778    542,000,000      231,291
                                                         --------                  --------                    --------
Total Purchased
Options Outstanding
(cost $163,442, $499,919
and $223,785)                                            $188,482                  $580,337                    $259,892
------------------------------------------------------------------------------------------------------------------------------

                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 --%                            --%                          0.1%
CONVERTIBLE PREFERRED
STOCKS* (cost $120,250,
$252,525 and $102,213)                        Shares           Value         Shares           Value       Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp.
$1.938 cv. pfd.                                2,000        $151,000          4,200        $317,100        1,700        $128,350
---------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 --%                            --%                          0.1%
CONVERTIBLE                                Principal                      Principal                    Principal
BONDS AND NOTES*                              Amount           Value         Amount           Value       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc.
sr. disc. notes stepped-coupon
zero % (13 7/8s, 15/15/00), 2005 ++           21,000         $19,530         59,000         $54,870       17,000         $15,810
Pricellular Wireless Corp. 144A
cv. sub. notes stepped-coupon
zero % (10 3/4s, 8/15/00), 2004 ++            94,000          89,300        206,000         195,700       77,000          73,150
                                                        ------------                   ------------                 ------------
Total Convertible Bonds
and Notes (cost $66,538,
 $171,127 and $61,008)                                      $108,830                       $250,570                      $88,960
---------------------------------------------------------------------------------------------------------------------------------

                                                  GROWTH                   BALANCED             CONSERVATIVE
                                                                 --%                      --%                           --%
                              Expiration       Number of                  Number of                Number of
WARRANTS+*                          Date        Warrants      Value        Warrants    Value       Warrants          Value
-----------------------------------------------------------------------------------------------------------------------------
Commodore Media
Inc. 144A +                        5/1/00             60     $7,800              --   $   --              --        $   --
County Seat Holdings,
Inc. +                           10/15/98             65         65             200      200             110           110
Danieli & Co. (Italy) +          11/30/99          3,350      2,090           4,500    2,807           1,550           967
Intelcom Group                   10/15/05            429      6,650             858   13,299             330         5,115
Intermedia Communications
Inc. 144A                          6/1/00            100      4,000             350   14,000              --            --
Petracom Holdings, Inc.            8/1/05             --         --           1,001    7,132             399         2,843
Rieter Holdings
(Switzerland)                     2/28/97            916      1,095           1,800    2,152             316           378
Telemedia Broadcasting
Corp. 144A                         4/1/04             --         --               4    3,371              --            --
UCC Investor Holding, Inc.       10/30/99             10        130              30      390              20           260
Wireless One, Inc.               10/14/00            450      2,363           1,050    5,513             375         1,969
                                                            -------                  -------                       -------
Total Warrants (cost $5,999,
$26,521 and $5,648)                                         $24,193                  $48,864                       $11,642
--------------------------------------------------------------------------------------------------------------------------------

                                                              GROWTH                       BALANCED                 CONSERVATIVE
                                                                 9.1%                           8.4%                         8.9%
SHORT-TERM
INVESTMENTS*
(cost $46,328,270,                         Principal                      Principal                    Principal
$63,646,987 and $20,304,186)                  Amount           Value         Amount           Value       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
Interest in $374,793,000
joint repurchase agreement
dated September 30, 1996
with Morgan Stanley due
October 1, 1996 with respect
to various U.S. Treasury
obligations -- maturity value of
$46,328,270,  $63,646,987 and
$20,304,186, for an effective
yield of 5.65%                            46,321,000     $46,328,270     63,637,000     $63,646,987   20,301,000     $20,304,186
---------------------------------------------------------------------------------------------------------------------------------
Total Investments
(cost $444,202,467,  $685,701,500
and $217,501,198) ***                                   $506,738,484                   $759,637,234                 $229,185,490
---------------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets as follows:

                                           Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Growth portfolio                         $508,628,270
Balanced portfolio                       $763,329,625
Conservative portfolio                   $228,860,587
---------------------------------------------------------------------------------------------------------------------------------


*** The aggregate identified cost on a tax basis is as follows:
                                                                                                      Net
                                            Aggregate  Gross Unrealized  Gross Unrealized      Unrealized
                                      Identified Cost      Appreciation      Depreciation    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
Growth portfolio                         $444,735,172       $70,837,420        $8,834,108     $62,003,312
Balanced portfolio                        687,989,308        84,092,296        12,444,370      71,647,926
Conservative portfolio                    221,403,886        10,332,121         2,550,517       7,781,604
---------------------------------------------------------------------------------------------------------------------------------

+              Non-income-producing security.

++             The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER]  Restricted, excluding 144A securities, as to public resale. Grand Union was acquired on various dates from 3/7/94 to 12/8/94 with a cost of $115,725,
               $252,731, and $112,188 for Growth, Balanced and Conservative portfolios, respectively. The total mark

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

#             A portion of these securities were pledged to cover margin requirements for futures contracts at September 30, 1996.  The market value of segregated securities with the custodian for transactions on futures contracts are as follows:

                                                  Market            % of
                                                   Value      Net Assets
---------------------------------------------------------------------------
Growth portfolio                              $2,741,252            0.54%
Balanced portfolio                            $3,570,447            0.47%
Conservative portfolio                        $1,166,591            0.51%
---------------------------------------------------------------------------

(R) Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding stands for American Depository Receipts or
American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).


Forward Currency Contracts to Buy
at September 30, 1996                                                GROWTH
                                                                                 Unrealized
                                             Aggregate Face        Delivery   Appreciation/
                               Market Value           Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars               $1,294,146      $1,293,659         12/18/96           $487
British Pounds                    1,010,542       1,008,987         12/18/96          1,555
Deutschemarks                     5,037,053       5,112,899         12/18/96        (75,846)
Euro Currency                       543,945         550,269         12/18/96         (6,324)
French Franc                      2,628,480       2,686,285         12/18/96        (57,805)
Italian Lira                        479,126         480,260         12/18/96         (1,134)
Japanese Yen                      4,645,028       4,795,513         12/18/96       (150,485)
Swedish Krona                       210,953         210,892         12/18/96             61
--------------------------------------------------------------------------------------------
                                                                                  ($289,491)
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30,1996                                        GROWTH
                                                                                 Unrealized
                                     Market  Aggregate Face        Delivery   Appreciation/
                                      Value           Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds                   $1,314,374      $1,274,448         11/12/96       ($39,926)
Canadian Dollars                  1,341,822       1,331,446         12/18/96        (10,376)
Danish Krona                      1,596,107       1,624,539         12/18/96         28,432
Deutschemarks                     7,136,699       7,228,011         12/18/96         91,312
Deutschemarks                     2,974,169       3,035,047         11/12/96         60,878
Dutch Guilders                    2,927,527       2,964,102         11/12/96         36,575
French Francs                     1,416,323       1,450,385         12/18/96         34,062
French Francs                     4,720,345       4,712,897         11/12/96         (7,448)
Italian Lira                      1,566,036       1,564,374         12/18/96         (1,662)
Japanese Yen                      5,005,617       5,070,300         12/18/96         64,683
Japanese Yen                     13,189,958      13,363,394           1/6/97        173,436
Spanish Pesetas                     842,607         848,426         12/18/96          5,819
Swedish Krona                       805,221         806,338         12/18/96          1,117
Swiss Francs                      1,297,583       1,319,919         12/18/96         22,336
--------------------------------------------------------------------------------------------
                                                                                   $459,238
--------------------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 1996                                       GROWTH
                                                                                 Unrealized
                                                  Aggregate      Expiration  Appreciation /
                                Total Value      Face Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
Dax Index (long)                $10,335,639     $10,181,891           Dec-96       $153,748
FT-SE 100 Index (long)           12,171,215      11,703,638           Dec-96        467,577
Japanese Government
Bonds (short)                     4,937,427       5,011,885           Dec-96         74,458
Nikkei 225 SMX (long)            15,007,751      14,415,586           Dec-96        592,165
S&P Index (long)                  4,494,100       4,354,675           Dec-96        139,425
UK Treasury Bonds (short)         1,700,035       1,676,651           Dec-96        (23,384)
US Treasury Bonds (short)         7,391,563       7,350,000           Dec-96        (41,563)
US Treasury Bonds (short)         9,869,875       9,780,452           Dec-96        (89,423)
--------------------------------------------------------------------------------------------
                                                                                 $1,273,003
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy
at September 30,1996                                        BALANCED
                                                                                 Unrealized
                                             Aggregate Face        Delivery   Appreciation/
                               Market Value           Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars               $3,863,340      $3,861,178         12/18/96         $2,162
British Pounds                    7,773,123       7,944,069         12/18/96       (170,946)
Deutschemarks                     6,616,731       6,749,953         12/18/96       (133,222)
Euro Currency                     1,614,413       1,633,182         12/18/96        (18,769)
French Franc                      1,939,812       1,936,827         12/18/96          2,985
Italian Lira                      1,971,745       1,976,412         12/18/96         (4,667)
Japanese Yen                     15,436,464      15,937,225         12/18/96       (500,761)
Swedish Krona                       718,815         718,608         12/18/96            207
--------------------------------------------------------------------------------------------
                                                                                  ($823,011)
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30,1996                                        BALANCED
                                                                                 Unrealized
                                     Market  Aggregate Face        Delivery   Appreciation/
                                      Value           Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds                   $2,262,089      $2,207,133         11/12/96       ($54,956)
Canadian Dollars                  3,771,249       3,742,283         12/18/96        (28,966)
Danish Krona                      4,783,097       4,863,959         12/18/96         80,862
Deutschemarks                    12,912,800      13,104,032         12/18/96        191,232
Deutschemarks                     4,498,406       4,597,307         11/12/96         98,901
Dutch Guilder                     4,435,291       4,486,839         11/12/96         51,548
French Francs                     4,134,316       4,233,744         12/18/96         99,428
French Francs                     7,098,000       7,094,058         11/12/96         (3,942)
Italian Lira                      5,370,198       5,363,951         12/18/96         (6,247)
Japanese Yen                     16,528,103      16,752,247         12/18/96        224,144
Japanese Yen                     19,971,823      20,242,604           1/6/97        270,781
Spanish Peseta                    2,505,266       2,522,583         12/18/96         17,317
Swedish Krona                     2,528,094       2,531,461         12/18/96          3,367
Swiss Francs                      3,832,306       3,898,205         12/18/96         65,899
--------------------------------------------------------------------------------------------
                                                                                 $1,009,368
--------------------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 1996                                       BALANCED
                                                                                 Unrealized
                                                  Aggregate      Expiration   Appreciation/
                                Total Value      Face Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
Dax Index (long)                $16,992,492     $16,766,619           Dec-96       $225,873
FT-SE 100 Index (long)           21,221,605      20,439,404           Dec-96        782,201
Japanese Government
Bonds (short)                     7,131,840       7,228,032           Dec-96         96,192
Nikkei 225 SMX  (long)           17,718,828      17,047,027           Dec-96        671,801
S&P Index (long)                  6,568,300       6,364,525           Dec-96        203,775
UK Treasury Bonds (short)         4,845,100       4,771,017           Dec-96        (74,083)
US Treasury Bonds (short)         8,341,906       8,295,000           Dec-96        (46,906)
US Treasury Bonds (short)        10,728,125      10,630,924           Dec-96        (97,201)
--------------------------------------------------------------------------------------------
                                                                                 $1,761,652
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy
at September 30,1996                                        CONSERVATIVE
                                                                                 Unrealized
                                             Aggregate Face        Delivery   Appreciation/
                               Market Value           Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars               $1,620,922      $1,620,022         12/18/96           $900
British Pounds                    1,362,382       1,360,285         12/18/96          2,097
Deutschemarks                     3,641,519       3,714,863         12/18/96        (73,344)
Euro Currency                       733,323         741,848         12/18/96         (8,525)
French Franc                      3,788,381       3,871,695         12/18/96        (83,314)
Italian Lira                        666,879         668,457         12/18/96         (1,578)
Japanese Yen                      7,711,037       7,960,430         12/18/96       (249,393)
Swedish Krona                       215,948         215,885         12/18/96             63
--------------------------------------------------------------------------------------------
                                                                                  ($413,094)
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30,1996                                        CONSERVATIVE
                                                                                 Unrealized
                                     Market  Aggregate Face        Delivery   Appreciation/
                                      Value           Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds                     $414,654        $402,058         11/12/96       ($12,596)
Canadian Dollar                   1,832,350       1,817,871         12/18/96        (14,479)
Danish Krone                      2,116,082       2,155,268         12/18/96         39,186
Deutschemarks                     6,114,133       6,209,631         12/18/96         95,498
Deutschemarks                       908,755         927,837         11/12/96         19,082
Dutch Guilder                       904,659         916,356         11/12/96         11,697
French Franc                      2,169,839       2,222,023         12/18/96         52,184
French Franc                      1,436,500       1,432,682         11/12/96         (3,818)
Italian Lira                      2,174,014       2,171,723         12/18/96         (2,291)
Japanese Yen                      4,047,247       4,102,471           1/6/97         55,224
Japanese Yen                      8,207,506       8,323,042         12/18/96        115,536
Spanish Peseta                    1,104,877       1,112,537         12/18/96          7,660
Swedish Krona                     1,042,433       1,043,918         12/18/96          1,485
Swiss Franc                       1,762,817       1,793,165         12/18/96         30,348
--------------------------------------------------------------------------------------------
                                                                                   $394,716
--------------------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 1996                                       CONSERVATIVE
                                                                                 Unrealized
                                                  Aggregate      Expiration   Appreciation/
                                Total Value      Face Value            Date  (Depreciation)
--------------------------------------------------------------------------------------------
Dax Index (long)                 $5,255,410      $5,187,351           Dec-96        $68,059
FT-SE 100 Index (long)            6,553,731       6,313,130           Dec-96        240,601
Japanese Government
Bonds (short)                     2,194,412       2,223,231           Dec-96         28,819
Nikkei 225 SMX (long)             5,228,507       5,032,516           Dec-96        195,991
S&P Index (long)                  2,074,200       2,009,850           Dec-96         64,350
UK Treasury Bonds (short)         2,380,049       2,342,815           Dec-96        (37,234)
US Treasury Bonds (short)         2,006,281       1,995,000           Dec-96        (11,281)
US Treasury Bonds (short)         3,003,875       2,976,658           Dec-96        (27,217)
--------------------------------------------------------------------------------------------
                                                                                   $522,088
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1996
Putnam Asset Allocation: Growth Portfolio

Assets
------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $444,202,467) (Note 1)                                       $506,738,484
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 1,829,835
------------------------------------------------------------------------------------------------------------------------------
Foreign currency                                                                                                     1,019,476
------------------------------------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                                                    2,135,183
------------------------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                               2,273,901
------------------------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                                       7,778,808
------------------------------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                                        159,089
------------------------------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                                         615,007
------------------------------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                                       307,383
------------------------------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                                               6,257
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       522,863,423

Liabilities
------------------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                                    11,674,176
------------------------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                                             268,773
------------------------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                                           812,547
------------------------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                                             294,665
------------------------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                                             2,099
------------------------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                                 318,085
------------------------------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                                              13,264
------------------------------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                                            445,260
------------------------------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                                          196,108
------------------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                                 210,176
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                   14,235,153
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $508,628,270
------------------------------------------------------------------------------------------------------------------------------
Represented by

Paid-in capital (Notes 1 and  4)                                                                                  $413,302,519
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                                         2,624,826
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foreign currency transactions (Note 1)                              28,733,715
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies                         63,967,210
------------------------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                                         $508,628,270
------------------------------------------------------------------------------------------------------------------------------

Computation of net asset value and offering price
------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share ($210,531,044 divided by 18,450,959 shares)                      $11.41
------------------------------------------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $11.41)*                                                                 $12.11
------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share ($199,870,658 divided by 17,703,575 shares)**                      $11.29
------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share ($27,556,472 divided by 2,452,249 shares)**                        $11.24
------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share ($12,369,117 divided by 1,092,639 shares)                        $11.32
------------------------------------------------------------------------------------------------------------------------------
Offering price per Class M share (100/96.5 of $11.32)*                                                                  $11.73
------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share ($58,300,979 divided by 5,084,268 share          $11.47
------------------------------------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30,1996
Putnam Asset Allocation: Growth Portfolio


Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $23,500)                                                                        $6,508,042
---------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $107,843)                                                                              5,622,541
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                12,130,583

Expenses:
---------------------------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                                        2,703,753
---------------------------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                                          1,623,073
---------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                                          13,754
---------------------------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                                            8,421
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                                                     406,772
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                                                   1,528,618
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                                                     159,994
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                                                      44,914
---------------------------------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                                              2,653
---------------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                                    45,563
---------------------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                                          71,230
---------------------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                                   46,140
---------------------------------------------------------------------------------------------------------------------------------
Legal                                                                                                                      11,075
---------------------------------------------------------------------------------------------------------------------------------
Postage                                                                                                                   131,115
---------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      13,574
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                          6,810,649
---------------------------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                                               (115,714)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                            6,694,935
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                   5,435,648
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                                       32,749,725
---------------------------------------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                                                                 (2,631,152)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                                                       16,468
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on forward currency contracts and foreign currency translation.                                       1,498,547
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies                                               106,467
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments futures and written options during the year                                 29,660,779
---------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                                61,400,834
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                                  $66,836,482
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
Putnam Asset Allocation: Growth Portfolio

                                                                                                   Year ended September 30
                                                                                             ---------------------------------
                                                                                                    1996                  1995
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $5,435,648            $3,056,348
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                            31,633,588             6,293,162
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign curr         29,767,246            32,012,561
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          66,836,482            41,362,071
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
------------------------------------------------------------------------------------------------------------------------------
From net investment income:
Class A                                                                                       (2,471,036)             (496,426)
------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                       (1,771,400)             (367,240)
------------------------------------------------------------------------------------------------------------------------------
Class C                                                                                         (137,682)              (17,618)
------------------------------------------------------------------------------------------------------------------------------
Class M                                                                                          (60,532)                   --
------------------------------------------------------------------------------------------------------------------------------
Class Y                                                                                         (894,776)              (16,310)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments:
------------------------------------------------------------------------------------------------------------------------------
Class A                                                                                       (3,563,495)                   --
------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                       (3,394,151)                   --
------------------------------------------------------------------------------------------------------------------------------
Class C                                                                                         (263,811)                   --
------------------------------------------------------------------------------------------------------------------------------
Class M                                                                                          (96,428)                   --
------------------------------------------------------------------------------------------------------------------------------
Class Y                                                                                       (1,178,695)                   --
------------------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            160,838,514           158,827,779
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                 213,842,990           199,292,256
------------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                            294,785,280            95,493,024
------------------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $2,624,826 and $2,524,604 respectively)                                                  $508,628,270          $294,785,280
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
                                                                                                             For the period
                                                                                                              July 14, 1994
                                                                            Year                  Year        (commencement
                                                                            ended                ended    of operations) to
                                                                     September 30         September 30         September 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                             1996                 1995                 1994
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Class Y
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.09                $8.43                $8.22
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                     .21                  .17 (a)              .03(a)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.65                 1.57                  .18
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.86                 1.74                  .21
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.21)                (.08)                  --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                       (.27)                  --                   --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.48)                (.08)                  --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.47               $10.09                $8.43
----------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           19.20                20.94                 2.55 *
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $58,301              $45,150                 $775
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.21                 1.28(a)               .20(a)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.97                 2.05(a)               .50(a)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     100.93                88.36                 39.9*
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                           $.0486
----------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
                                                                                         For the period
                                                                                       February 3, 1995
                                                                             Year         (commencement                Year
                                                                            ended     of operations) to               ended
                                                                     September 30          September 30        September 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                             1996                  1995                1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                          Class M                 Class C
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.01                $8.39                $9.93
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                     .12                  .08 (a)              .10
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.64                 1.54                 1.63
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.76                 1.62                 1.73
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.18)                  --                 (.15)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                       (.27)                  --                 (.27)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.45)                  --                 (.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.32               $10.01               $11.24
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           18.21                19.31*               18.01
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $12,369               $3,160              $27,556
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.95                 1.45(a)*             2.23
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.16                  .79(a)*              .94
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     100.93                88.36               100.93
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                           $.0486                                    $.0486
-------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
                                                                                        For the period
                                                                                     September 1, 1994
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994                 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Class C
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.39                $8.46                $9.97
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                     .11(a)               .01(a)               .10
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.51                 (.08)                1.64
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.62                 (.07)                1.74
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.08)                  --                 (.15)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --                 (.27)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.08)                  --                 (.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.93                $8.39               $11.29
--------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           19.46                 (.83)*              18.04
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $7,985                 $385             $199,871
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               2.23(a)               .15(a)*             2.21
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.24(a)               .14(a)*              .95
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      88.36                 39.9 *             100.93
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                                                     $.0486
--------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
                                                                                        For the period
                                                                                     February 16, 1994
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994                 1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Class B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.39                $8.50               $10.06
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                     .11(a)               .06(a)               .18
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.52                 (.17)                1.63
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.63                 (.11)                1.81
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.05)                  --                 (.19)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --                 (.27)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.05)                  --                 (.46)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.97                $8.39               $11.41
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           19.57                (1.29)*              18.75
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $116,263              $50,664             $210,531
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               2.23(a)              1.21(a)*             1.45
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.22(a)               .80(a)*             1.72
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      88.36                 39.9 *             100.93
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                                                     $.0486
-------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
                                                                                        For the period
                                                                                      February 8, 1994
                                                                             Year        (commencement
                                                                            ended    of operations) to
                                                                     September 30         September 30
-----------------------------------------------------------------------------------------------------------
                                                                             1995                 1994
-----------------------------------------------------------------------------------------------------------
                                                                          Class A
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.43                $8.50
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (d)                                                     .18(a)               .10(a)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.53                 (.17)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.71                 (.07)
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net investment income                                                   (.08)                  --
-----------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                          (.08)                  --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.06                $8.43
-----------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           20.45                 (.82)*
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $122,228              $43,669
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.49(a)               .78(a)*
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.98(a)              1.31(a)*
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      88.36                 39.9*
-----------------------------------------------------------------------------------------------------------
Average commission rate paid (e)
-----------------------------------------------------------------------------------------------------------
* Not annualized

(a)  Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30,
 1994, reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class
 Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (See Note 2)

(d)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e)  Average commision rate paid is presented for fiscal periods beginning on or after September 1, 1995.






Statement of assets and liabilities
September 30, 1996
Putnam Asset Allocation: Balanced Portfolio

Assets
--------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $685,701,500) (Note 1)                             $759,637,234
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          89,590
--------------------------------------------------------------------------------------------------------------------
Foreign currency                                                                                           1,470,086
--------------------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                                  5,304,679
--------------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                     2,589,275
--------------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                            15,983,989
--------------------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                              185,932
--------------------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                             1,148,359
--------------------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                           1,089,190
--------------------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                                     6,246
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             787,504,580

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                          19,799,299
--------------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                                   543,430
--------------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                               1,209,960
--------------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                                   310,533
--------------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                                   3,102
--------------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                       449,810
--------------------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                                    13,263
--------------------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                                  962,002
--------------------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                                644,908
--------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                       238,648
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         24,174,955
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $763,329,625

Represented by
--------------------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and  4)                                                                        $646,528,067
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                               2,877,150
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions (Note 1)                   38,037,352
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies               75,887,056
--------------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                               $763,329,625

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share ($327,326,301 divided by 30,562,789 shares)            $10.71
--------------------------------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $10.71)*                                                       $11.36
--------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share ($264,830,138 divided by 24,821,055 shares)**            $10.67
--------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share ($29,723,864 divided by 2,794,696 shares)**              $10.64
--------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share ($14,967,055 divided by 1,397,303 shares)              $10.71
--------------------------------------------------------------------------------------------------------------------
Offering price per Class M share (100/96.5 of $10.71)*                                                        $11.10
--------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share ($126,482,267 divided
by 11,807,817 shares)                                                                                         $10.71
--------------------------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1996
Putnam Asset Allocation: Balanced Portfolio


Investment Income
Interest income (net of foreign tax of $76,254)                                               $16,094,718
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $173,046)                                                      6,895,324
---------------------------------------------------------------------------------------------------------
Total investment income                                                                        22,990,042

Expenses:
---------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                3,833,531
---------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                  1,771,206
---------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                  15,623
---------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                   11,521
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                             583,257
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                           2,091,403
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                             195,454
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                              61,710
---------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                      2,660
---------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                            36,461
---------------------------------------------------------------------------------------------------------
Registration fees                                                                                 116,778
---------------------------------------------------------------------------------------------------------
Auditing                                                                                           80,013
---------------------------------------------------------------------------------------------------------
Legal                                                                                              13,790
---------------------------------------------------------------------------------------------------------
Postage                                                                                           110,356
---------------------------------------------------------------------------------------------------------
Other                                                                                              16,914
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                  8,940,677
---------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                       (161,709)
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                    8,778,968
---------------------------------------------------------------------------------------------------------
Net investment income                                                                          14,211,074
---------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                               39,759,803
---------------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                                   (26,805)
---------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                               46,422
---------------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                             2,193,514
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies                       236,996
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures and written options during the year        32,720,833
---------------------------------------------------------------------------------------------------------
Net gain on investments                                                                        74,930,763
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          $89,141,837
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
Putnam Asset Allocation: Balanced Portfolio



                                                                                                 Year ended September 30
                                                                                            ----------------------------------
                                                                                                    1996                  1995
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $14,211,074            $8,310,131
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                            41,972,934             9,582,060
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                             32,957,829            39,125,762
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          89,141,837            57,017,953
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
------------------------------------------------------------------------------------------------------------------------------
From net investment income:
Class A                                                                                       (6,120,832)           (2,407,935)
------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                       (4,209,053)           (1,845,737)
------------------------------------------------------------------------------------------------------------------------------
Class C                                                                                         (365,863)             (109,649)
------------------------------------------------------------------------------------------------------------------------------
Class M                                                                                         (164,641)              (21,252)
------------------------------------------------------------------------------------------------------------------------------
Class Y                                                                                       (2,550,204)           (1,632,242)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments:
Class A                                                                                       (5,171,891)                   --
------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                       (5,203,895)                   --
------------------------------------------------------------------------------------------------------------------------------
Class C                                                                                         (396,189)                   --
------------------------------------------------------------------------------------------------------------------------------
Class M                                                                                         (121,806)                   --
------------------------------------------------------------------------------------------------------------------------------
Class Y                                                                                       (2,134,847)                   --
------------------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            301,988,514           145,539,251
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                 364,691,130           196,540,389
------------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                            398,638,495           202,098,106
------------------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $2,877,150 and $2,076,669 respectively)                                                  $763,329,625          $398,638,495
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
                                                                                                                    For the
                                                                                                                     period
                                                                                                               July 5, 1994
                                                                            Year                 Year         (commencement
                                                                            ended                ended    of operations) to
                                                                     September 30         September 30         September 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                             1996                 1995                 1994
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               Class Y
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.66                $8.33                $8.11
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(d)                                                      .31                  .29(a)               .05(a)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.34                 1.26                  .22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.65                 1.55                  .27
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.31)                (.22)                (.05)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                       (.29)                  --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.60)                (.22)                (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.71                $9.66                $8.33
---------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           17.81                18.89                 3.34 *
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $126,482              $71,661              $66,081
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.08                 1.07(a)               .23(a)*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     3.03                 3.35(a)               .62(a)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     122.12               106.03                52.62*
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                          $0.0470
---------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
                                                                                               For the
                                                                                                period
                                                                                      February 6, 1995
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                             1996                 1995                 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Class M               Class M
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.66                $8.34                $9.62
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(d)                                                      .24                  .14(a)               .22
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.34                 1.31                 1.30
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.58                 1.45                 1.52
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.24)                (.13)                (.21)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                       (.29)                  --                 (.29)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.53)                (.13)                (.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.71                $9.66               $10.64
--------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           17.05                17.46*               16.47
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $14,967               $3,509              $29,724
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.84                 1.38(a)*             2.09
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.42                 1.56(a)*             2.18
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     122.12               106.03*              122.12
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                          $0.0470                                   $0.0470
--------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
                                                                                               For the
                                                                                                period
                                                                                     September 1, 1994
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994                 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Class C
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.31                $8.41                $9.64
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(d)                                                      .20(a)               .01(a)               .21
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.27                 (.08)                1.32
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.47                 (.07)                1.53
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.16)                (.03)                (.21)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --                 (.29)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.16)                (.03)                (.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.62                $8.31               $10.67
---------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           17.89                 (.84)*              16.54
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $11,921                 $441             $264,830
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               2.09(a)*              .16(a)*             2.08
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.22(a)*              .11(a)*             2.08
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     106.03                52.62*              122.12
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                                                    $0.0470
---------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
                                                                                               For the
                                                                                                period
                                                                                     February 11, 1994
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994                 1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Class B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.31                $8.50                $9.67
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(d)                                                      .20(a)               .11(a)               .29
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.26                 (.27)                1.32
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.46                 (.16)                1.61
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.13)                (.03)                (.28)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --                 (.29)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.13)                (.03)                (.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.64                $8.31               $10.71
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%) (b)                          17.83                (1.89)*              17.41
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $159,230              $81,093             $327,326
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               2.07(a)              1.23(a)*             1.33
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.26(a)              1.41(a)*             2.83
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     106.03                52.62*              122.12
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                                                    $0.0470
-------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
                                                                                               For the
                                                                                                period
                                                                                      February 7, 1994
                                                                            Year         (commencement
                                                                            ended    of operations) to
                                                                     September 30         September 30
-----------------------------------------------------------------------------------------------------------
                                                                             1995                 1994
-----------------------------------------------------------------------------------------------------------
                                                                          Class A
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.33                $8.50
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income(d)                                                      .27(a)               .16(a)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.27                 (.28)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.54                 (.12)
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net investment income                                                   (.20)                (.05)
-----------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                          (.20)                (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.67                $8.33
-----------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           18.73                (1.47)*
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $152,317              $54,483
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.32(a)               .83(a)*
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.95(a)              2.13(a)*
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     106.03                52.62*
-----------------------------------------------------------------------------------------------------------
Average commission rate paid (e)
-----------------------------------------------------------------------------------------------------------

*   Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September
    30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.





Statement of assets and liabilities
September 30, 1996
Putnam Asset Allocation: Conservative Portfolio

Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $217,501,198) (Note 1)                                      $229,185,490
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   13,963
-----------------------------------------------------------------------------------------------------------------------------
Foreign currency                                                                                                      489,878
-----------------------------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                                           2,437,139
-----------------------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                                514,468
-----------------------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                                      6,050,381
-----------------------------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                                        48,806
-----------------------------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                                        438,280
-----------------------------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                                      477,917
-----------------------------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                                              6,257
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      239,662,579

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                                    8,969,710
-----------------------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                                            296,499
-----------------------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                                          378,569
-----------------------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                                            132,960
-----------------------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                                            1,942
-----------------------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                                160,053
-----------------------------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                                             13,263
-----------------------------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                                           456,658
-----------------------------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                                         284,256
-----------------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                                108,082
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  10,801,992
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $228,860,587

Represented by
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and  4)                                                                                 $207,083,099
-----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                                        2,258,348
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foreign currency transactions (Note 1)                              7,323,170
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies                        12,178,050
-----------------------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                                        $228,860,587

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share ($106,932,611 divided by 11,038,202 shares)                      $9.69
-----------------------------------------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $9.69)*                                                                 $10.28
-----------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share ($94,954,295 divided by 9,833,891 shares)**                        $9.66
-----------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share ($16,326,055 divided by 1,693,468 shares)**                        $9.64
-----------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share ($4,622,324 divided by 478,010 shares)                           $9.67
-----------------------------------------------------------------------------------------------------------------------------
Offering price per Class M share (100/96.50 of $9.67)*                                                                 $10.02
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share ($6,025,302 divided by 621,763 shares)           $9.69
-----------------------------------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1996
Putnam Asset Allocation: Conservative Portfolio

Investment income:
------------------------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $27,151)                                                   $8,798,356
------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $40,531)                                                          1,305,197
------------------------------------------------------------------------------------------------------------
Total investment income                                                                           10,103,553

Expenses:
------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                  $1,281,120
------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                       797,695
------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                     11,546
------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                       7,803
------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                                215,227
------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                                792,793
------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                                120,680
------------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                                 18,964
------------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                         2,653
------------------------------------------------------------------------------------------------------------
Registration fees                                                                                     42,128
------------------------------------------------------------------------------------------------------------
Auditing                                                                                              44,001
------------------------------------------------------------------------------------------------------------
Legal                                                                                                  7,133
------------------------------------------------------------------------------------------------------------
Other                                                                                                 34,366
------------------------------------------------------------------------------------------------------------
Total expenses                                                                                     3,376,109
------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                           (49,211)
------------------------------------------------------------------------------------------------------------
Net expenses                                                                                       3,326,898
------------------------------------------------------------------------------------------------------------
Net investment income                                                                              6,776,655
------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                   8,420,228
------------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                                       66,676
------------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                                  25,376
------------------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                          428,274
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies                           53,968
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments futures and written options during the year             3,730,458
------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                           12,724,980
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             $19,501,635
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
Putnam Asset Allocation: Conservative Portfolio



                                                                                                 Year ended September 30
                                                                                            ----------------------------------
                                                                                                     1996                 1995
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $6,776,655            $3,922,130
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                             8,940,554             2,032,757
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies    3,784,426             8,264,658
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          19,501,635            14,219,545
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholder
------------------------------------------------------------------------------------------------------------------------------
Net investment income:
      Class A                                                                                 (3,204,010)           (1,220,712)
------------------------------------------------------------------------------------------------------------------------------
      Class B                                                                                 (2,376,868)           (1,272,028)
------------------------------------------------------------------------------------------------------------------------------
      Class C                                                                                   (350,861)              (99,096)
------------------------------------------------------------------------------------------------------------------------------
      Class M                                                                                    (77,650)              (14,906)
------------------------------------------------------------------------------------------------------------------------------
      Class Y                                                                                   (120,711)              (30,206)
------------------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments:
      Class A                                                                                 (1,368,540)                   --
------------------------------------------------------------------------------------------------------------------------------
      Class B                                                                                 (1,343,244)                   --
------------------------------------------------------------------------------------------------------------------------------
      Class C                                                                                   (177,029)                   --
------------------------------------------------------------------------------------------------------------------------------
      Class M                                                                                    (29,335)                   --
------------------------------------------------------------------------------------------------------------------------------
      Class Y                                                                                    (41,182)                   --
------------------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                             84,941,848            56,995,676
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                  95,354,053            68,578,273
------------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                            133,506,534            64,928,261
------------------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $1,791,818 and $1,145,263 respectively)                                                  $228,860,587          $133,506,534
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
Putnam Asset Allocation: Conservative Portfolio
(For a share outstanding throughout the period)
                                                                                                                    For the
                                                                                                                     period
                                                                                                              July 14, 1994
                                                                             Year                 Year        (commencement
                                                                            ended                ended   of operations ) to
                                                                     September 30         September 30         September 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                             1996                 1995                 1994
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.19                $8.23                $8.23
-----------------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .38                  .36(a)               .07(a)(d)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .68                  .89                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.06                 1.25                  .07
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.38)                (.29)                (.07)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                       (.18)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.56)                (.29)                (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.69                $9.19                $8.23
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           11.99                15.54                 1.01*
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $6,025               $1,818                 $163
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.22                  .92(a)               .21(a)*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     4.45                 4.93(a)              1.04(a)*
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     183.67                 159.8               59.27*
-----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                           $.0495
-----------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
Putnam Asset Allocation: Conservative Portfolio
(For a share outstanding throughout the period)

                                                                                        For the period
                                                                                      February 7, 1995
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                             1996                 1995                 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Class M
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.18                $8.21                $9.15
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .33                  .21(a)               .30
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .66                  .92                  .66
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .99                 1.13                  .96
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.32)                (.16)                (.29)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                       (.18)                  --                 (.18)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.50)                (.16)                (.47)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.67                $9.18                $9.64
---------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           11.17                13.92 *               9.86
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $4,622               $1,366              $16,326
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.96                 1.10(a)*             2.22
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     3.60                 2.73(a)*             3.30
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     183.67                 159.8              183.67
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                           $.0495                                    $.0495
---------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
Putnam Asset Allocation: Conservative Portfolio
(For a share outstanding throughout the period)
                                                                                               For the
                                                                                                period
                                                                                     September 1, 1994
                                                                             Year        (commencement                 Year
                                                                            ended   of operations ) to                ended
                                                                     September 30         September 30         September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994                 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Class C
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.22                $8.33                $9.16
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .29(a)               .03(a)(d)            .29
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .87                 (.10)                 .68
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.16                 (.07)                 .97
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.23)                (.04)                (.29)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --                 (.18)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.23)                (.04)                (.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.15                $8.22                $9.66
--------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           14.41                 (.80)*              10.96
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $7,198                 $273              $94,954
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.89(a)               .16(a)*            2.22
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     3.92(a)               .48(a)*            3.33
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       159.8               59.27*             183.67
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                                                     $.0495
--------------------------------------------------------------------------------------------------------------------------------


Financial highlights (Continued)
Putnam Asset Allocation: Conservative Portfolio
(For a share outstanding throughout the period)

                                                                                        For the period
                                                                                     February 18, 1994
                                                                             Year        (commencement                 Year
                                                                            ended    of operations) to                ended
                                                                     September 30         September 30         September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994                 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Class B
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.22                $8.50                $9.19
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .30(a)               .15(a)(d)            .36
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .85                 (.39)                 .68
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.15                 (.24)                1.04
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.21)                (.04)                (.36)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --                 (.18)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.21)                (.04)                (.54)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.16                $8.22                $9.69
--------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           14.22                (2.79)*              11.73
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $65,783              $38,711             $106,933
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.98(a)              1.21(a)*             1.47
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     3.81(a)              1.92(a)*             4.08
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       159.8               59.27*              183.67
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                                                     $.0495
--------------------------------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
Putnam Asset Allocation: Conservative Portfolio
(For a share outstanding throughout the period)

                                                                                         For the period
                                                                                       February 7, 1994
                                                                             Year         (commencement
                                                                            ended    of operations ) to
                                                                     September 30          September 30
------------------------------------------------------------------------------------------------------------
                                                                             1995                 1994
------------------------------------------------------------------------------------------------------------
                                                                          Class A
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $8.23                $8.50
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                                                         .33(a)               .18(a)(d)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .90                 (.39)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.23                 (.21)
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.27)                (.06)
------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --                   --
------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.27)                (.06)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.19                $8.23
------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           15.27                (2.47)*
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $57,341              $25,782
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.22(a)               .75(a)*
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     4.48(a)              2.41(a)*
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      159.8                59.27*
------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)
------------------------------------------------------------------------------------------------------------

*   Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and
    $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid is presented for fiscal periods beginning September 1, 1995.





Notes to financial statements
September 30, 1996

Note 1
Significant Accounting Policies
Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. (See Sections F, G and H of Note 1 with respect to valuation of futures and options contracts, forward currency contracts, and TBA purchase commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if a fund is unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities it owns or in which it invests to increase its current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Federal taxes It is the policy of each fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions, realized and unrealized gains and losses on forward foreign currency contracts, currency gains and losses on foreign bonds, market discount and unrealized gains on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. Reclassifications for the year ended September 30, 1996 were as follows:

------------------------------------------
                        Undistributed Net
                         Investment Income
Growth Portfolio                $1,941,337
Balanced Portfolio               3,085,089
Conservative Portfolio             466,530
------------------------------------------
------------------------------------------
                          Accumulated Net
                      Realized Gain (Loss)
Growth Portfolio               $(1,879,068)
Balanced Portfolio              (3,075,420)
Conservative Portfolio            (484,450)
------------------------------------------
------------------------------------------
                               Additional
                           Paid-in Capital
Growth Portfolio                  $(62,269)
Balanced Portfolio                  (9,669)
Conservative Portfolio              17,920
------------------------------------------

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the trust in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $39,790.

------------------------------------------
Growth Portfolio                  $13,264
Balanced Portfolio                 13,263
Conservative Portfolio             13,263
------------------------------------------

These expenses are being amortized by each fund on a straight-line basis over a five-year period. The funds will reimburse Putnam Management for payment of these expenses.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets of a fund, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of any amount over $1.5 billion, subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The trust reimburses Putnam Management for the compensation and related expenses of certain officers of the trust and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the Trust receive an annual Trustee's fee as follows:
------------------------------------------
Growth Portfolio                   $  910
Balanced Portfolio                  1,260
Conservative Portfolio                780
------------------------------------------
Trustees receive an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the funds and are invested in certain Putnam funds until distribution in accordance with the Plan.

Custodial functions for each of the funds' assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1996, fund expenses were reduced by $115,714, $161,709, and $49,211 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of each fund. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended September 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $571,538 and $50,718 from the sale of class A and class M shares, respectively and received $698,746 and $21,004 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received $1,766 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1996, aggregate purchases and sales of investment securities other than short-term investments were as follows:

                         U.S. Government Obligations
----------------------------------------------------
                          Purchases         Sales
----------------------------------------------------
Growth
Portfolio             $ 51,507,813      $ 45,450,520
----------------------------------------------------
Balanced
Portfolio              144,759,193       119,317,944
----------------------------------------------------
Conservative
Portfolio              168,471,921       148,964,570
----------------------------------------------------

                                    Other Securities
----------------------------------------------------
                          Purchases         Sales
----------------------------------------------------
Growth
Portfolio             $425,822,574      $311,566,047
----------------------------------------------------
Balanced
Portfolio              724,648,322       501,071,851
----------------------------------------------------
Conservative
Portfolio              208,082,151       155,687,763
----------------------------------------------------

In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                    Growth Portfolio
----------------------------------------------------
                        Contract              Amount
                        Premiums            Received
----------------------------------------------------
Contracts
outstanding at
the beginning
of the year           $ 1,260,000           $  5,418
Options opened          3,400,000             11,050
Options expired        (4,660,000)           (16,468)
----------------------------------------------------
Written options
outstanding at
the end of
the year               $       --            $    --
----------------------------------------------------
                                  Balanced Portfolio
----------------------------------------------------
                        Contract              Amount
                        Premiums            Received
----------------------------------------------------
Contracts
outstanding at
the beginning
of the year         $  3,540,000           $  15,222
Options opened         9,600,000              31,200
Options expired      (13,140,000)            (46,422)
----------------------------------------------------
Written options
outstanding at
the end of
the year             $        --            $     --
----------------------------------------------------
                              Conservative Portfolio
----------------------------------------------------
                        Contract              Amount
                        Premiums            Received
----------------------------------------------------
Contracts
outstanding at
the beginning
of the year          $ 1,820,000            $  7,826
Options opened         5,400,000              17,550
Options expired       (7,220,000)            (25,376)
----------------------------------------------------
Written options
outstanding at
the end of
the year              $       --             $    --
----------------------------------------------------

Note 4
Capital shares

At September 30, 1996 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                            Year ended September 30,
----------------------------------------------------
Class A                                       1996
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold               9,342,955      $98,031,198
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               595,871        5,887,021
----------------------------------------------------
Shares
repurchased              (3,635,586)     (38,017,740)
----------------------------------------------------
Net increase              6,303,240      $65,900,479
----------------------------------------------------
                           Year ended September 30
----------------------------------------------------
Class A                                       1995
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold              14,353,882     $127,971,056
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                59,865          482,510
----------------------------------------------------
Shares
repurchased              (7,449,039)     (69,842,038)
----------------------------------------------------
Net increase              6,964,708      $58,611,528
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                       1996
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold               7,548,843      $79,009,071
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               497,487        4,890,441
----------------------------------------------------
Shares
repurchased              (1,998,408)     (20,969,644)
----------------------------------------------------
Net increase              6,047,922      $62,929,868
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1995
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold               6,951,562      $61,045,632
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                43,865          352,239
----------------------------------------------------
Shares
repurchased              (1,379,271)     (12,220,928)
----------------------------------------------------
Net increase              5,616,156      $49,176,943
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class C                                         1996
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold               1,769,324      $18,487,199
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                39,163          383,411
----------------------------------------------------
Shares
repurchased                (159,930)      (1,670,535)
----------------------------------------------------
Net increase              1,648,557      $17,200,075
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class C                                         1995
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                 821,798       $7,132,757
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 2,371           17,618
----------------------------------------------------
Shares
repurchased                 (66,382)        (605,500)
----------------------------------------------------
Net increase                757,787       $6,544,875
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class M                                         1996
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold                 892,131       $9,515,068
----------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                15,633          153,833
----------------------------------------------------
Shares
repurchased                (130,938)      (1,395,250)
----------------------------------------------------
Net increase                776,826       $8,273,651
----------------------------------------------------

                                      For the period
                                    February 3, 1995
                                    (commencement of
                                      operations) to
                                        September 30
----------------------------------------------------
Class M                                         1995
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold                 333,330       $3,079,142
----------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                    --               --
----------------------------------------------------
Shares
repurchased                 (17,517)        (167,985)
----------------------------------------------------
Net increase                315,813       $2,911,157
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class Y                                         1996
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold               1,379,049      $14,660,733
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               209,229        2,073,471
----------------------------------------------------
Shares
repurchased                (979,250)     (10,199,763)
----------------------------------------------------
Net increase                609,028       $6,534,441
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class Y                                         1995
----------------------------------------------------
Growth Portfolio             Shares           Amount
----------------------------------------------------
Shares sold               5,637,392      $53,736,669
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 2,026           16,310
----------------------------------------------------
Shares
repurchased              (1,256,098)     (12,169,703)
----------------------------------------------------
Net increase              4,383,320      $41,583,276
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class A                                         1996
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold              18,927,602     $190,362,013
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions             1,131,747       10,987,765
----------------------------------------------------
Shares
repurchased              (5,244,795)     (52,838,483)
----------------------------------------------------
Net increase             14,814,554     $148,511,295
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class A                                         1995
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold              12,676,147     $109,974,749
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               266,456        2,332,824
----------------------------------------------------
Shares
repurchased              (3,735,484)     (33,822,706)
----------------------------------------------------
Net increase              9,207,119      $78,484,867
----------------------------------------------------
                             Year ended September 30
----------------------------------------------------
Class B                                         1996
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold              10,510,356     $104,852,168
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               908,070        8,719,363
----------------------------------------------------
Shares
repurchased              (3,118,506)     (31,217,860)
----------------------------------------------------
Net increase              8,299,920      $82,353,671
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1995
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold               8,479,183      $73,038,471
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               196,141        1,698,419
----------------------------------------------------
Shares
repurchased              (1,913,610)     (16,699,005)
----------------------------------------------------
Net increase              6,761,714      $58,037,885
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1996
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold               1,806,776      $18,035,995
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                76,593          735,352
----------------------------------------------------
Shares
repurchased                (328,036)      (3,269,359)
----------------------------------------------------
Net increase              1,555,333      $15,501,988
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1995
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold               1,213,766      $10,392,267
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 8,482           61,714
----------------------------------------------------
Shares
repurchased                 (35,983)        (322,975)
----------------------------------------------------
Net increase              1,186,265      $10,131,006
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class M                                         1996
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold               1,164,306      $11,746,862
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                28,876          282,108
----------------------------------------------------
Shares
repurchased                (159,031)      (1,609,042)
----------------------------------------------------
Net increase              1,034,151      $10,419,928
----------------------------------------------------

                                     For the period
                                   February 6, 1995
                                   (commencement of
                                     operations) to
                                        September 30
----------------------------------------------------
Class M                                         1995
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold                 372,713       $3,387,197
Shares issued in
connection with
reinvestment of
distributions                 2,154           20,066
----------------------------------------------------
Shares
repurchased                 (11,715)        (111,247)
----------------------------------------------------
Net increase                363,152       $3,296,016
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1996
----------------------------------------------------
Balanced Portfolio           Shares           Amount
----------------------------------------------------
Shares sold               5,351,957      $55,035,755
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               482,727        4,684,889
----------------------------------------------------
Shares
repurchased              (1,444,270)     (14,519,012)
----------------------------------------------------
Net increase
(decrease)                4,390,414      $45,201,632
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1995
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                 570,980       $5,007,677
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               188,914        1,632,242
----------------------------------------------------
Shares
repurchased              (1,275,768)     (11,050,442)
----------------------------------------------------
Net increase
(decrease)                 (515,874)     $(4,410,523)
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class A                                         1996
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold               6,732,230      $63,071,227
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               409,779        3,757,996
----------------------------------------------------
Shares
repurchased              (2,345,290)     (22,006,931)
----------------------------------------------------
Net increase              4,796,719      $44,822,292
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class A                                         1995
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold               5,500,165      $46,870,569
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                64,785          581,106
----------------------------------------------------
Shares
repurchased              (2,454,372)     (20,455,442)
----------------------------------------------------
Net increase              3,110,578      $26,996,233
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1996
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold               4,048,229      $37,715,056
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               314,695        2,871,854
----------------------------------------------------
Shares
repurchased              (1,709,914)     (15,938,534)
----------------------------------------------------
Net increase              2,653,010      $24,648,376
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1995
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold               3,690,750      $31,111,330
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                56,433          503,950
----------------------------------------------------
Shares
repurchased              (1,275,100)     (10,800,154)
----------------------------------------------------
Net increase              2,472,083      $20,815,126
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1996
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold               1,074,609       $9,967,768
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                49,029          447,214
----------------------------------------------------
Shares
repurchased                (217,121)      (2,022,937)
----------------------------------------------------
Net increase                906,517       $8,392,045
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1995
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold                 803,430       $6,783,192
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 6,822           60,859
----------------------------------------------------
Shares
repurchased                 (56,504)        (482,246)
----------------------------------------------------
Net increase                753,748       $6,361,805
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class M                                         1996
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold                 409,443       $3,838,426
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 9,203           84,406
----------------------------------------------------
Shares                      (89,556)        (836,049)
----------------------------------------------------
Net increase                329,090       $3,086,783
----------------------------------------------------
                                     For the period
                                   February 7, 1995
                                   (commencement of
                                     operations) to
                                       September 30
----------------------------------------------------
Class M                                         1995
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold                 160,768       $1,386,854
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                   732            6,702
----------------------------------------------------
Shares
repurchased                 (12,580)        (111,656)
----------------------------------------------------
Net increase                148,920       $1,281,900
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1996
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold                 527,405       $4,960,017
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                13,676          125,494
----------------------------------------------------
Shares
repurchased                (117,166)      (1,093,159)
----------------------------------------------------
Net increase                423,915       $3,992,352
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1995
----------------------------------------------------
Conservative
Portfolio                    Shares           Amount
----------------------------------------------------
Shares sold                 193,082       $1,672,448
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 2,234           20,103
----------------------------------------------------
Shares
repurchased                 (17,269)        (151,939)
----------------------------------------------------
Net increase                178,047       $1,540,612
----------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds hereby designate $0.113, $0.111 and $0.058 per share (or if different, the amounts necessary to offset net capital gain earned by the Funds) for all classes of shares as capital gain dividends for the taxable year ended September 30, 1996 for the Growth, Balanced and Conservative Portfolios, respectively.

The funds have designated 20.85%, 14.49%, and 6.10% of the distributions from net investment income for the Growth, Balanced and Conservative Portfolios, respectively as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.



Results of September 5, 1996 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the funds was held on September 5, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                              Growth Portfolio
                                           Votes
                           Votes for    withheld
Jameson Adkins Baxter     22,795,420     303,375
Hans H. Estin             22,796,246     302,549
John A. Hill              22,792,027     306,768
R.J. Jackson              22,789,154     309,641
Elizabeth T. Kennan       22,787,166     311,629
Lawrence J. Lasser        22,800,352     298,443
Robert E. Patterson       22,797,874     300,921
Donald S. Perkins         22,784,920     313,875
William F. Pounds         22,797,906     300,889
George Putnam             22,798,667     300,128
George Putnam, III        22,797,199     301,596
E. Shapiro                22,773,749     325,046
A.J.C. Smith              22,772,907     325,888
W. Nicholas Thorndike     22,773,330     325,465


                            Balanced Portfolio
                                           Votes
                           Votes for    withheld
Jameson Adkins Baxter     33,620,426     750,247
Hans H. Estin             33,621,206     749,467
John A. Hill              33,546,356     824,317
R.J. Jackson              33,618,792     751,881
Elizabeth T. Kennan       33,591,048     779,625
Lawrence J. Lasser        33,626,223     744,450
Robert E. Patterson       33,598,571     772,102
Donald S. Perkins         33,617,914     752,759
William F. Pounds         33,622,411     748,262
George Putnam             33,603,920     766,753
George Putnam, III        33,591,102     779,571
E. Shapiro                33,561,432     809,241
A.J.C. Smith              33,538,456     832,217
W. Nicholas Thorndike     33,613,750     756,923

                           Conservative Portfolio
                                           Votes
                           Votes for    withheld
Jameson Adkins Baxter     13,410,075     225,218
Hans H. Estin             13,410,075     225,218
John A. Hill              13,410,075     225,218
R.J. Jackson              13,408,963     226,330
Elizabeth T. Kennan       13,407,513     227,780
Lawrence J. Lasser        13,410,075     225,218
Robert E. Patterson       13,410,075     225,218
Donald S. Perkins         13,410,075     225,218
William F. Pounds         13,410,075     225,218
George Putnam             13,408,190     227,103
George Putnam, III        13,403,862     231,431
E. Shapiro                13,403,646     231,647
A.J.C. Smith              13,410,075     225,218
W. Nicholas Thorndike     13,407,900     227,393
Results of September 5, 1996 shareholder meeting.


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds (DBL. DAGGER)

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments to help maximize your return and reduce your risk.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS [SECTION MARK]

Putnam money market funds: **


California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [DBL.DAGGER]

*              Formerly Natural Resources Fund

+              Formerly Overseas Growth Fund

[DBL. DAGGER]  Not available in all states.

[SECTION MARK] Relative to above.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

++ Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

William J. Curtin
Vice President

Peter Carman
Vice President and Fund Manager

Gary N. Coburn
Vice President and Fund Manager

William J. Landes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

-----------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
-----------------

28342-250/259/264                11/96